As filed with the Securities and Exchange Commission on September 4, 2003


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-09445


                               Marketocracy Funds
               (Exact name of registrant as specified in charter)


                    26888 Almaden Court, Los Altos, CA 94022
               (Address of principal executive offices) (Zip code)



                                 Kendrick W. Kam
                     26888 Almaden Court, Los Altos CA 94022
                     (Name and address of agent for service)



                                 1-888-884-8482
               Registrant's telephone number, including area code



Date of fiscal year end: June 30



Date of reporting period: June 30, 2003


Item 1. Report to Stockholders.

                               *****************
                               Marketocracy Funds
                                 Annual Report
                                MASTERS 100 FUND
                                 June 30, 2003

                               *****************

LETTER FROM THE PRESIDENT

Dear Shareholders,

Since its inception in November 2001(1), the Masters 100 Fund has demonstrated that actively selecting investment ideas based on the model portfolios of the m100(2), and replacing the model portfolios that make up the m100 based on merit, can deliver above-average results. As of June 30, 2003, the Masters 100 Fund was up 10.56% since inception while the S&P 500 Index was down 9.10% over the same period.

Above-market returns such as this are usually accompanied by above-market risks. But aggregating the investment ideas of the m100 yields a highly diversified portfolio. As of June 30, 2003, the Masters 100 Fund was composed of more than 1,000 stocks and had maintained a beta3 of 0.44 since inception, relative to the S&P 500 Index, which as the comparison index, is defined to have a beta of 1.0.

Select Investment Ideas Based On Merit...

Marketocracy Data Services LLC (MDS), which provides the m100 research to the Masters 100 Fund's investment adviser, Marketocracy Capital Management LLC
(MCM), currently considers both long-term and short-term performance about equally in selecting the model-portfolios that constitute the m100. This prevents model-portfolios with an excellent one-month return from making it into the m100 unless that portfolio also has an excellent long-term performance record. Those that pass this screen are then compared to a style-adjusted benchmark to screen out model-portfolios which, for example, may have performed well by investing in small-cap value stocks but that nevertheless failed to beat a reference small-cap value benchmark.

....And Reevaluate Often

The market is almost never uniformly strong or weak. Because areas of strength and weakness are constantly changing, no investment style works all the time. Even skilled stock-pickers can under-perform for long periods of time when their investment style is out of favor. For this reason, MDS reevaluates the m100 each month so that the m100 model-portfolios that are not performing are replaced quickly.

To see where we are currently finding opportunities, visit our web site at funds.marketocracy.com.

Best regards,
                                        Ken Kam
                                        /s/ Ken Kam
                                        -------------------
                                        President
                                        Marketocracy Funds
-----------------------------
1.   The Masters 100 Fund's inception date was November 5, 2001.

2. The m100 group, upon which the Masters 100 Fund's portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals. Their performance records are based on the performance of a simulated stock portfolio on the web site www.marketocracy.com(r). Members of the m100 group are neither employees of the Fund or its adviser, Marketocracy Capital Management LLC.

3. A beta of 1.0 indicates a level of volatility that is equal to the comparison index, in this case the S&P 500 Index. A beta of less than 1.0 implies less volatility, and thus less risk, than the comparison index. A beta of greater than 1.0 implies greater risk than the comparison index.



                                MASTERS 100 FUND

Performance Summary

                              CUMULATIVE RETURNS          AVG ANNUAL RETURNS
(As of June 30, 2003)       3 MOS    YTD    INCEPT(1)      1 YEAR   INCEPT(1)
--------------------------------------------------------------------------------
Masters 100 Fund           22.78%   13.22%    10.56%        4.00%     6.25%
--------------------------------------------------------------------------------
MARKET INDICES

DJIA(2)                    13.11%    9.00%    -1.28%       -0.49%    -0.78%
S&P 500(3)                 15.39%   11.75%    -9.10%        0.25%    -5.61%
NASDAQ(4)                  21.11%   21.81%    -8.89%       11.44%    -5.48%

1.   The Masters 100 Fund's inception date is 11/5/01.

2. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks.

3. Standard & Poors 500 Index is comprised of 500 selected common stocks, most of which are listed on the NYSE.

4. NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small-Cap) stocks.

     The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund's portfolio. Additionally, The m100 group, upon which the Masters 100 Fund's portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals. Their track records are based on the performance of a simulated stock portfolio on the website www.marketocracy.com. Members of the m100 group are neither employees of the Fund or its adviser, Marketocracy Capital Management LLC

To   obtain   a   prospectus,    call   us   at   (888)   884-8482,   or   visit
funds.marketocracy.com to download a prospectus. Please read it carefully before you invest.

Distributor: Rafferty Capital Markets LLC

--------------------------------------------------------------------------------
Sign Up for Our Free Masters 100 Fund Tracker!

Updated  monthly,   this  free  report  details  the  Fund's  investing  trends, including:

*    Movements between sectors

*    Sector weightings versus the S&P 500 Index

*    Sector performance versus the S&P 500 Index

Visit http://funds.marketocracy.com and sign up today!
--------------------------------------------------------------------------------

Performance & Portfolio Discussion

Dear Shareholders,

We are very pleased with the performance of the Masters 100 Fund since our last shareholder report. For the quarter ended June 30, 2003, the Masters 100 Fund returned 22.78%, compared to an increase of 15.39% for the S&P 500 Index and a gain of 13.11% for the Dow Jones Industrial Average. For the six-month period, the Fund gained 13.22%, compared to increases of 11.75% and 9.00% for the S&P 500 Index and DJIA, respectively. For the year ended June 30, 2003, the Fund returned 4.00%, outperforming by 3.75% the S&P 500 Index, which retuned 0.25% for the period. The Fund's one-year return also outperformed the Dow Jones Industrial Average, which lost 0.49% for the 12 months ended June 30, 2003.


At quarter-end, the Fund held over 1000 equity positions, double that of the S&P 500 Index. As of June 30, 2003, the Fund's since-inception(1) beta(2) was 0.45, indicating it had less than half the volatility of the S&P 500 Index during the same time period. From inception to June 30, 2003, the Masters 100 Fund delivered a higher return, with less risk (as measured by beta) than the S&P 500 Index.

As of June 30, 2003, the Fund held investments in all S&P 500 Index sectors(3). The four biggest sector weightings, as a percentage of total net assets, were Financials (23.9%), Consumer Discretionary (17.5%), Information Technology (14.0%) and Healthcare (11.6%). Among the Fund's top holdings as of the end of Q2 were URS Corp. (1.75% of net assets), BJ's Wholesale Club (1.71% of net assets) and Orthodontic Centers of America (1.24% of net assets).

The Masters 100 Fund portfolio is based on the holdings of the m100 group(4), the 100 best performing model portfolios managed by the individual members on the website www.marketocracy.com. The m100 group, or Index, is evaluated and rebalanced regularly as shifts in the market take place. We believe the ability to shift the m100 group as its investing styles go out of favor enabled the Fund to find pockets of strength in the market during the last six months and thus outperform both the S&P 500 Index and the Dow Jones Industrial Average. Also noteworthy was the fact that this investment flexibility enabled the Fund to deliver a higher return with less volatility, and thus less risk, than the S&P 500 for our shareholders for the first two quarters of this calendar year.

Sincerely,
Ken Kam
Portfolio Manager
-----------------------------------
1.   The Fund's inception date was 11-5-01.
2. A beta of 1.0 indicates a level of volatility that is equal to the comparison index, in this case the S&P 500 Index. A beta of less than 1.0 implies less volatility, and thus less risk, than the comparison index. A beta of greater than 1.0 implies greater risk than the comparison index.
3.   Portfolio holdings subject to change.
4. The m100 group, upon which the Masters 100 Fund's portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals. Their track records are based on the performance of a simulated stock portfolio on the website www.marketocracy.com. Members of the m100 group are neither employees of the Fund or its adviser, Marketocracy Capital Management LLC.

MASTERS 100 FUND

Fund Holdings by Sector*
[PIE CHART]
Consumer Discretionary  17.5%
Consumer Staples         2.0%
Energy                   2.4%
Financials              23.9%
Health                  11.6%
Industrial               8.7%
Information Technology  14.0%
Materials                7.5%
Telecommunications       2.4%
Utilities                0.4%
Cash                     9.6%

* Percent of Net Assets (cash number net of receivables less payables)

Portfolio holdings subject to change


Growth of $10,000

[LINE GRAPH]

                    Dow Jones
                   Industrial
     MOFQX           Average           S&P 500 Index          NASDAQ
--------------   ----------------    ---------------   -----------------
Nov-01  10,000   Nov-01    10,000    Nov-01   10,000    Nov-01   10,000
Dec-01  10,430   Dec-01    10,654    Dec-01   10,436    Dec-01   10,880
Mar-02  10,970   Mar-02    11,106    Mar-02   10,464    Mar-02   10,303
Jun-02  10,630   Jun-02     9,920    Jun-02    9,063    Jun-02    8,177
Sep-02   8,980   Sep-02     8,190    Sep-02    7,500    Sep-02    6,557
Dec-02   9,765   Dec-02     9,058    Dec-02    8,133    Dec-02    7,479
Mar-03   9,005   Mar-03     8,728    Mar-03    7,877    Mar-03    7,523
Jun-03  11,056   Jun-03     9,872    Jun-03    9,090    Jun-03    9,111



FINANCIAL STATEMENTS
MASTERS 100 FUND

Financial Statements as of June 30, 2003

*    Portfolio of Investments
*    Statement of Assets & Liabilities
*    Statement of Operations
*    Statements of Changes in Net Assets
*    Financial Highlights
*    Financial Notes
*    Report of Independent Certified Public Accountants
*    Trustees & Officers

Portfolio of Investments
June 30, 2003

                                                      Shares           Value
COMMON STOCKS - 90.4%                                               $28,999,051
(Cost $24,198,655 )

CONSUMER DISCRECTIONARY - 17.5%                                       5,619,914
FLWS    1-800-FLOWERS.COM *                             400               3,296
ANF     ABERCROMBIE & FITCH*                            500              14,205
ATAC    AFTERMARKET TECHNOLOGY *                        600               6,306
ADG     ALLIED DEFENSE GROUP *                          900              16,605
AMZN    AMAZON.COM *                                  1,300              47,437
AOL     AOL TIME WARNER *                             1,600              25,744
AQNT    AQUANTIVE *                                     800               8,400
ACAT    ARCTIC CAT                                      300               5,748
ARM     ARVINMERITOR                                    800              16,144
ABG     ASBURY AUTOMOTIVE GROUP*                      1,600              21,568
ASHW    ASHWORTH *                                    2,100              14,889
APWRE   ASTROPOWER *                                  5,000              16,450
AN      AUTONATION *                                  1,600              25,152
BFT     BALLY TOTAL FITNESS *                         6,650              60,049
BNBN    BARNESANDNOBLE.COM *                          2,900               6,757
BZH     BEAZER HOMES USA *                            1,035              86,422
BBBY    BED BATH AND BEYOND *                           500              19,405
BJ      BJ'S WHOLESALE CLUB*                         36,300             546,678
BL      BLAIR                                         3,550              78,810
BBI     BLOCKBUSTER                                   1,300              21,905
BFLY    BLUEFLY *                                     3,100               3,472
XTRM    BRASS EAGLE *                                10,700              89,024
CBA     BRILLIANCE CHINA AUTOMOTIVE                     600              17,040
BMHC    BUILDING MATERIAL                            12,200             180,682
BCF     BURLINGTON COAT FACTORY                         400               7,160
ELY     CALLAWAY GOLF COMPANY                           500               6,610
CPH     CAPITAL PACIFIC HOLDINGS *                   18,900              79,380
KMX     CARMAX *                                        400              12,060
CTR     CATO                                            600              12,648
CAW     CCA INDUSTRIES                                  600               4,050
CNTY    CENTURY CASINOS*                             30,700              70,610
CMPP    CHAMPPS ENTERTAINMENT*                          900               4,518
CTHR    CHARLES & COLVARD *                             500               2,000
CHTR    CHARTER COMMUNICATIONS*                      12,200              48,434
CHKR    CHECKERS DRIVE-IN RESTAURANT*                   400               4,576
CHS     CHICO'S FAS *                                   700              14,735
CC      CIRCUIT CITY STORES                          14,100             124,080
CLE     CLAIRE'S STORES                                 900              22,824
CMKG    COACTIVE MARKETING GROUP *                      700               2,177
COBR    COBRA ELECTRONICS *                           5,650              39,155
CMCSK   COMCAST *                                       700              20,181
CMCSA   COMCAST - CLASS A*                              700              21,126
CMPC    COMPUCOM SYSTEMS *                            2,300              10,396
LENS    CONCORD CAMERA *                              1,600              11,344
CPRT    COPART *                                     18,800             177,660
COSI    COSI *                                        1,800               2,394
DHI     D.R. HORTON                                   1,000              28,100
DRF     DAN RIVER *                                   2,100               5,649
DHB     DHB CAPITAL*                                  2,000               8,180
DXYN    DIXIE GROUP *                                   600               2,064
DHOM    DOMINION HOMES *                              7,050             168,142
DVD     DOVER MOTORSPORTS                            30,800             126,280
DSCM    DRUGSTORE.COM *                               1,900              11,096
DUCK    DUCKWALL-ALCO STORES*                         3,950              42,858
ECMV    E COM VENTURES *                                300               2,238
EEGL    EAGLE SUPPLY GROUP*                           1,400               2,310
EBAY    EBAY *                                          500              52,090
EBSC    ELDER-BEERMAN STORES *                       22,900             133,965
MSN     EMERSON RADIO *                               1,900              12,768
EMAK    EQUITY MARKETING *                              500               7,400
EXX/A   EXX *                                         1,000               2,580
FDO     FAMILY DOLLAR STORES                            600              22,890
DAVE    FAMOUS DAVES OF AMERICA*                        600               2,478
FLXS    FLEXSTEEL INDUSTRIES                            800              13,192
FL      FOOT LOCKER                                     500               6,625
FRM     FRIEDMAN'S                                   11,700             133,029
GADZ    GADZOOKS *                                      400               2,272
GPS     GAP                                           1,300              24,388
GMST    GEMSTAR-TV GUIDE *                            2,700              13,743
GIL     GILDAN ACTIVEWEAR *                             100               2,632
GBTVK   GRANITE BRODCASTING *                         6,900              21,114
GTRC    GUITAR CENTER *                               1,100              31,900
HAMP    HAMPSHIRE GROUP *                             2,000              59,680
HVT     HAVERTY FURNITURE                             1,500              26,250
HD      HOME DEPOT                                      400              13,248
HOV     HOVANIAN ENTERPRISES *                        1,750             103,163
IHG     INTERCONTINENTAL HOTELS *                       847               6,183
INMT    INTERMET                                      2,000               6,740
IPG     INTERPUBLIC GROUP COMPANIES *                14,400             192,672
IDR     INTRAWEST                                       400               5,272
JAKK    JAKKS PACIFIC *                               1,000              13,290
KBH     KB HOME                                       1,850             114,663
KSWS    K-SWISS                                         900              31,068

MASTERS 100 FUND

LAKE    LAKELAND INDUSTRIES *                             5                  51
LACO    LAKES GAMING *                                  400               3,196
LEN     LENNAR                                          300              21,450
L       LIBERTY MEDIA *                                 400               4,624
LTD     LIMITED BRANDS                                  810              12,555
JADE    LJ INTERNATIONAL*                             3,700               6,475
STAR    LONE STAR STEAKHOUSE                            400               8,708
MHO     M/I SCHOTTENSTEIN HOMES                       3,500             149,380
MVL     MARVEL ENTERPRISES *                          2,300              43,930
MCD     MCDONALDS                                       800              17,648
MDC     MDC HOLDINGS                                    570              27,520
MTH     MERITAGE *                                    4,200             206,892
MWY     MIDWAY GAMES *                                  500               1,815
MLB     MITCHELLS & BUTLEERS *                          847               3,490
MSI     MOVIE STAR *                                  6,800              11,968
NTZ     NATUZZI SPA                                     600               4,812
NLS     NAUTILUS GROUP                                2,300              28,520
NFLX    NETFLIX.COM *                                   400              10,220
OO      OAKLEY *                                        400               4,708
ORLY    O'REILLY AUTOMOTIVE *                           600              20,034
OXM     OXFORD INDUSTRIES                               300              12,456
MALL    PC MALL *                                       600               2,400
PERY    PERRY ELLIS INTERNATIONAL *                   1,300              25,376
PETM    PETSMART                                      2,050              34,174
PIR     PIER 1 IMPORTS                                1,100              22,440
PMRY    POMEROY COMPUTER*                             1,600              17,696
PCLND   PRICELINE.COM *                                 250               5,598
PHM     PULTE HOMES                                     550              33,913
QFAB    QUAKER FABRIC                                   600               3,960
RADA    RADICA GAMES *                                2,200              15,180
RGC     REGAL ENTERTAINMENT GROUP                       400               9,432
RSTO    RESTORATION HARDWARE *                        1,500               6,750
ROFO    ROCKFORD CORPORATION*                           400               2,276
RUSHA   RUSH ENTERPRISES *                              250               1,138
RYL     RYLAND GROUP                                  1,300              90,220
SCHL    SCHOLASTIC *                                    600              17,868
SIRI    SIRIUS SATELLITE RADIO *                     16,700              28,223
SKX     SKECHERS USA *                               21,700             160,580
WINS    SM & A*                                         800               9,088
SAH     SONIC AUTOMOTIVE*                               400               8,764
SNIC    SONIC SOLUTIONS*                              4,200              36,204
SBSA    SPANISH BROADCASTING SYSTEMS*                   600               4,890
SGDE    SPORTSMANS GUIDE *                            2,000              22,116
STMP    STAMPS.COM *                                    700               3,360
SPLS    STAPLES *                                       900              16,515
SMRT    STEIN MART *                                    600               3,594
SHOO    STEVEN MADDEN *                                 400               8,736
SNSA    STOLT-NIELSEN S.A.- ADR                         400               2,644
STG     STONEPATH GROUP *                             1,400               3,710
SRI     STONERIDGE*                                     600               8,190
SUP     SUPERIOR INDUSTRIES                           2,200              91,740
CHEZQ   SUPREMA SPECIALTIES *                           100                   0
TBAC    TANDY BRANDS ACCESSORIES*                       700               8,400
TOUS    TECHNICAL OLYMPIC USA *                       5,600             132,328
TRV     THOUSAND TRAILS*                                700              10,045
TIVO    TIVO *                                        1,300              15,834
TOL     TOLL BROTHERS*                                1,150              32,557
TOM     TOMMY HILFIGER *                                900               8,316
TENT    TOTAL ENTERTAINMENT RESTAURANTS*              1,900              17,385
TSCO    TRACTOR SUPPLY*                                 800              38,200
TWMC    TRANS WORLD ENTERTAINMENT *                   1,100               5,632
TRNT    TRANSNET *                                   13,600              16,184
TUES    TUESDAY MORNING *                             1,700              44,710
UALAQ   UAL *                                         1,500               1,178
ULTE    ULTIMATE ELECTRONICS *                          500               6,410
UAG     UNITED AUTO GROUP *                             400               8,712
URI     UNITED RENTALS *                              1,600              22,224
VFLX    VARIFLEX *                                    4,000              23,800
V       VIVENDI UNIVERSAL - ADR*                      1,500              27,660
WMT     WAL-MART STORES                                 300              16,101
DIS     WALT DISNEY                                     300               5,925
WCI     WCI COMMUNITIES*                                400               7,692
WMAR    WEST MARINE *                                   400               7,004
WLS     WILLIAM LYON HOMES*                           9,000             286,650
WLSN    WILSONS THE LEATHER EXPERTS*                  1,000               7,210
SZ      WORLDWIDE RESTAURANT CONCEPT*                15,700              46,315
WYNN    WYNN RESORTS *                                  400               7,076
XMSR    XM SATELLITE RADIO HOLDINGS*                  2,600              28,730
ZNDT    ZINDART LIMITED - ADR*                        1,300               7,891

CONSUMER STAPLES - 2.0%                                                 631,961
MO      ALTRIA GROUP                                  1,000              45,440
CEDC    CENTRAL EURO DISTRIBUTION *                   2,400              48,336
CHTT    CHATTEM*                                        700              13,160
KOF     COCA-COLA FEMSA - ADR*                          800              17,200
STZ     CONSTELLATION BRANDS *                          750              23,550
DF      DEAN FOODS *                                    300               9,450
DLM     DEL MONTE FOODS *                                 1                   9
FDP     FRESH DEL MONTE PRODUCE                         500              12,845
GAP     GREAT ATLANTIC & PACIFIC*                       300               2,640
IBA     INDUSTRIAS BACHOCO - ADR                      4,000              41,280
AHO     KONINKLIJKE AHOLD NV - ADR                      300               2,511
KR      KROGER*                                         400               6,672
NUS     NU SKIN ENTERPRISES                             500               5,225
RAD     RITE AID *                                    1,200               5,340
SWY     SAFEWAY *                                    10,200             208,692

MASTERS 100 FUND

SAFM    SANDERSON FARMS                                 900              25,290
STNR    STEINER LEISURE *                             4,100              59,860
SURE    SUREBEAM *                                      239                 633
THT     TODHUNTER INTERNATIONAL *                     1,100              11,143
UG      UNITED GUARDIAN                               2,900              20,155
USNA    USANA HEALTH SCIENCES *                         400              17,684
VLGEA   VILLAGE SUPER MARKET*                         1,700              42,806
WAG     WALGREEN                                        400              12,040

ENERGY - 2.4%                                                           760,258
BPT     BP PRUDHOE BAY ROYALTY TRUST                    500               9,445
COG     CABOT OIL & GAS                               1,000              27,610
CHAR    CHAPARRAL RESOURCES *                         2,000               1,900
CHK     CHESAPEAKE ENERGY                               400               4,040
CVX     CHEVRONTEXACO                                   300              21,660
SNP     CHINA PETROLEUM & CHEMICAL                      300               7,245
CRK     COMSTOCK RESOURCES *                            500               6,840
COP     CONOCOPHILLIPS                                  500              27,400
CRED    CREDO PETROLEUM *                               120               1,589
CRT     CROSS TIMBERS ROYALTY TRUST                     500              11,810
DNR     DENBURY RESOURCES *                           1,400              18,802
EPEX    EDGE PETROLEUM *                                800               4,536
TXCO    EXPLORATION COMPANY OF DELAWARE*              4,400              19,712
XOM     EXXON MOBIL                                     700              25,137
FGP     FERRELLGAS PARTNERS                             600              13,608
HNR     HARVEST NATURAL RESOURCES *                   2,450              15,607
HGT     HUGOTON ROYALTY TRUST                           300               5,520
ICOC    ICO*                                          5,000               5,700
IO      INPUT/OUTPUT*                                   700               3,766
LRT     LL&E ROYALTY TRUST                           11,900              36,771
MHR     MAGNUM HUNTER RESOURCES*                      4,000              31,960
MTR     MESA ROYALTY TRUST                              500              26,240
MND     MINDSPEED TECHNOLOGY*                           167                 450
NCEB    NORTH COAST ENERGY *                          4,300              39,904
PLLL    PARALLEL PETROLEUM *                            600               2,288
PBT     PERMIAN BASIN ROYALTY TRUST                   6,900              50,784
PTR     PETROCHINA - ADR                                600              18,120
PKN     PETROKAZAKHSTAN *                             3,100              38,719
PBR     PETROLEO BRASILEIRO - ADR                     2,600              51,376
PETD    PETROLEUM DEVELOPMENT *                       2,600              23,894
PXP     PLAINS EXPLORATION & PRODUCT*                 2,300              24,863
PWI     PRIMEWEST ENERGY TRUST                        1,600              29,648
REXI    RESOURCE AMERICA                              1,600              16,560
ROYL    ROYALE ENERGY *                                 638               4,906
SBR     SABINE ROYALTY TRUST                            300               8,004
SJT     SAN JUAN BASIN ROYALTY                          800              14,360
STO     STATOIL - ADR                                   400               3,420
TNT     TATNEFT - ADR                                 1,200              22,812
TSO     TESORO PETROLEUM *                            1,800              12,384
TRU     TORCH ENERGY ROYALTY TRUST                    4,500              34,560
WZR     WISER OIL *                                   6,300              36,288
XTO     XTO ENERGY                                        1                  20

FINANCIALS - 23.9%                                                    7,658,264
TCHC    21ST CENTURY HOLDING                          7,900             131,377
AANB    ABIGAIL ADAMS NATIONAL BANCORP                  700              12,272
AKR     ACADIA REALTY TRUST                           1,700              15,555
AACE    ACE CASH EXPRESS *                              800               8,696
ACRTQ   ACTRADE FINANCIAL TECHNOLOGIES*               1,800                 810
AEG     AEGON - ADR                                       6                  60
ADC     AGREE REALTY                                  1,300              31,603
ALFA    ALFA                                            400               5,084
ALLE    ALLEGIANT BANCORP                               700              14,175
ANE     ALLIANCE BANCORP OF NEW ENGLAND                 300               6,900
AZ      ALLIANZ - ADR                                 4,100              33,907
AFC     ALLMERICA FINANCIAL *                           900              16,191
ACAS    AMERICAN CAPITAL STRATEGIES                     400               9,976
AHMH    AMERICAN HOME MORTGAGE HOLDINGS               5,700             111,606
AMC     AMERICAN MORTGAGE                               600              10,416
INV     AMERICAN RESIDENTIAL INVESTMENT*              5,600              51,296
ACF     AMERICREDIT *                                19,200             164,160
AMTD    AMERITRADE HOLDING *                            400               2,964
ABCW    ANCHOR BANCORP                                  300               7,167
NLY     ANNALY MORTAGE MANAGEMENT                     3,300              65,703
AHR     ANTHRACITE MORTGAGE CAPITAL                   2,500              30,150
ANH     ANWORTH MORTGAGE ASSET                        4,550              70,161
AXM     APEX MORTGAGE CAPITAL                        10,800              59,076
ASN     ARCHSTONE-SMITH TRUST                           400               9,600
AROW    ARROW FINANCIAL                                 400              13,348
ASFI    ASTA FUNDING *                                  600              14,400
AAME    ATLANTIC AMERICAN *                          25,450              62,861
ATLRS   ATLANTIC REALTY TRUST                           600               7,380
BHH     B2B INTERNET HOLDERS TRUST*                     700               1,974
BFR     BANCO FRANCES RIO - ADR*                      6,400              39,296
CIB     BANCOLOMBIA - ADR                               600               2,964
BARI    BANCORP RHODE ISLAND                            500              10,835
GRAN    BANK OF GRANITE                                 400               6,820
OZRK    BANK OF THE OZARKS                              400              15,504
BNK     BANKNORTH GROUP                                 300               7,656
RATE    BANKRATE *                                      700               8,484
BVC     BAY VIEW CAPITAL *                              400               2,312
BED     BEDFORD PROPERTY INVESTORS                    1,000              28,400
BXL     BEXIL CORPORATION                             3,700              51,393
BKT     BLACKROCK INCOME TRUST                          500               3,950
BNCC    BNC*                                          1,100              13,739
BNP     BNP RESIDENTIAL PROPERTIES                      800               8,640

MASTERS 100 FUND

BRE     BRE PROPERTIES                                  700              23,240
BRT     BRT REALTY TRUST                                900              14,310
CFFI    C & F FINANCIAL                                 400              15,700
CAFI    CAMCO FINANCIAL                                 500               7,795
CAA     CAPITAL ALLIANCE INCOME TRUST                   700              13,230
CARS    CAPITAL AUTOMOTIVE REIT                         500              13,995
CBKN    CAPITAL BANK                                  1,300              19,396
CAPX    CAPITAL CROSSING BANK*                        1,800              43,344
COF     CAPITAL ONE FINANCIAL                           400              19,672
CBC     CAPITOL BANCORP                                 500              13,550
CMO     CAPSTEAD MORTGAGE                               900              10,143
CNY     CARVER BANCORP                                5,500              90,475
CACB    CASCADE BANCORP                                 500               8,665
CASB    CASCADE FINANCIAL                               800              12,120
PWN     CASH AMERICA INTERNATIONAL                    2,100              27,762
CBL     CBL & ASSOCIATES PROPERTIES                     700              30,100
CEF     CENTRAL FUND CANADA                          18,950              81,295
CPF     CENTRAL PACIFIC FINANCIAL                       600              16,620
CVCY    CENTRAL VALLEY COMMUNITY BANCORP*               300               5,100
CVBK    CENTRAL VIRGINIA BANKSHARES                     900              17,586
CERG    CERES GROUP *                                32,700              94,176
SCH     CHARLES SCHWAB                                  500               5,045
CPG     CHELSEA PROPERTY GROUP                          400              16,124
CH      CHILE FUND                                      400               3,480
C       CITIGROUP                                       500              21,400
CSBC    CITIZENS SOUTH BANKING                          528               6,991
CLAS    CLASSIC BANCSHARES                            1,600              48,832
COBZ    COBIZ                                           400               5,416
CLP     COLONIAL PROPERTIES TRUST                       550              19,355
CBAN    COLONY BANKCORP                                 400               8,000
CBBO    COLUMBIA BANCORP                              1,230              16,421
CBMD    COLUMBIA BANCORP                                400               9,600
CLBK    COMMERCIAL BANKSHARES                           400              11,888
CCBI    COMMERCIAL CAPITAL BANCORP*                     800              12,280
NNN     COMMERCIAL NET LEASE REALTY                     300               5,172
CBU     COMMUNITY BANK SYSTEM                           300              11,400
SCB     COMMUNITY BANKSHARES                            800              12,920
CYL     COMMUNITY CAPITAL                             2,250              36,135
CIBI    COMMUNITY INVESTORS BANCORP                     700               8,575
CPSS    CONSUMER PROTFOLIO SERVICES*                  3,400               9,520
CSLI    COTTON STATES LIFE INSURANCE                    300               3,024
CSNT    CRESCENT BANKING                                900              23,564
CRFN    CRESCENT FINANCIAL *                            400               4,364
CMM     CRIIMI MAE *                                  4,500              49,275
CWN     CROWN AMERICAN REALTY                           600               6,444
CVBF    CVB FINANCIAL                                 1,150              22,448
DEAR    DEARBORN BANCORP*                             3,650              73,000
DDR     DEVELOPERS DIVERSIFIED                        1,100              31,284
DRL     DORAL FINANCIAL                               1,000              44,650
DVI     DVI *                                           700               3,269
DX      DYNEX CAPITAL *                               2,800              16,688
ET      E*TRADE GROUP *                               4,200              35,700
ERF     ENERPLUS RESOURCES FUND                         700              16,268
EPR     ENTERTAINMENT PROPERTIES                        300               8,625
EQTX    EQUITEX *                                     1,300               1,365
EQY     EQUITY ONE                                      900              14,760
EVRT    EVERTRUST FINANCIAL GROUP                     5,100             117,249
FDCC    FACTUAL DATA *                                  400               6,952
FFH     FAIRFAX FINANCIAL HOLDINGS                      400              61,560
FNF     FIDELITY NATIONAL FINANCIAL                     997              30,668
LION    FIDELITY SOUTHERN                             1,300              15,002
FNIN    FINANCIAL INDUSTRIES                          2,200              32,428
FISI    FINANCIAL INSTITUTIONS                          400               9,400
FACT    FIRST ALBANY COMPANIES                          400               4,972
FAF     FIRST AMERICAN                                2,000              52,700
FBBC    FIRST BELL BANCORP                              300               7,698
FCFS    FIRST CASH FINANCIAL SERVICES *                 350               4,973
FFSX    FIRST FEDERAL BANKSHARES                      4,300              75,250
FTFC    FIRST FEDERAL CAPITAL                           400               7,940
FF      FIRST FINANCIAL FUND                          4,500              69,525
FR      FIRST INDUSTRIAL REALTY TRUST                   600              18,960
FMAR    FIRST MARINER BANCORP *                       1,100              13,994
FMSB    FIRST MUTUAL BANCSHARES                         450               9,000
FOBB    FIRST OAK BROOK BANCSHARES                      400              13,196
FSFF    FIRST SECURITYFED FINANCIAL                   4,900             122,059
FSNM    FIRST STATE BANCORPORATION                      500              13,755
FBC     FLAGSTAR BANCORP                              1,000              24,450
FBF     FLEET BOSTON FINANCIAL                          500              14,855
FLBK    FLORIDA BANKS *                                 400               4,656
FNBN    FNB CORP/NORTH CAROLINA                         300               7,446
FNBP    FNB CORPORATION/VIRGINIA                        400              10,828
FPIC    FPIC INSURANCE GROUP *                        1,900              26,353
FBR     FRIEDMAN, BILLINGS, RAMSEY GROUP             10,162             136,171
GTY     GETTY REALTY                                    300               6,696
GBCI    GLACIER BANCORP                                  50               1,231
GRT     GLIMCHER REALTY TRUST                         1,000              22,400
GBBK    GREATER BAY BANCORP                           2,500              51,050
HABC    HABERSHAM BANCORP                               500              10,500
HCM     HANOVER CAPITAL MORTGAGE                      1,700              21,692
HTBK    HERITAGE COMMERCE *                             300               3,657
N/A     HOENIG GROUP*                                   300                   0
HMT     HOST MARRIOTT *                                 900               8,235
HRP     HRPT PROPERTIES TRUST                           650               5,980
IRN     IDINE REWARDS NETWORK*                        2,800              38,472
IMH     IMPAC MORTGAGE HOLDINGS                       3,000              50,070
NDE     INDYMAC BANCORP                                 400              10,168

MASTERS 100 FUND

IIH     INTERNET INFRASTRUCTURE                         700               2,184
ITIC    INVESTORS TITLE                                 400              11,416
JXVL    JACKSONVILLE BANCORP                            700              19,915
JNS     JANUS CAPITAL GROUP                           8,600             141,040
JPM     JP MORGAN CHASE                                 600              20,508
KNK     KANKAKEE BANCORP                                900              41,670
KIM     KIMCO REALTY                                    300              11,370
KE      KOGER EQUITY                                    300               5,169
KRT     KRAMONT REALTY TRUST                            400               6,600
LSMM    LASER MORTGAGE MANAGEMENT*                    8,500               6,545
FLPB    LEESPORT FINANCIAL                              300               5,700
LRY     LIBERTY PROPERTY TRUST                          650              22,490
MAXF    MAXCOR FINANCIAL GROUP *                        400               4,040
MCGC    MCG CAPITAL                                     400               5,800
MXT     METRIS COMPANIES *                           24,550             136,252
MFA     MFA MORTGAGE INVESTMENTS                      2,000              20,080
MBHI    MIDWEST BANC HOLDINGS                         1,783              34,626
MLS     MILLS CORP                                      300              10,065
QQQ     NASDAQ - 100 SHARES*                            400              11,980
NKSH    NATIONAL BANKSHARES                             400              15,724
NCN     NCE PETROFUND                                 1,300              12,714
NYB     NEW YORK COMMUNITY BANCORP                      433              12,596
NKC     NEWTEK BUSINESS SERVICES *                    1,700               9,027
FFFD    NORTH CENTRAL BANCSHARES                        300              10,188
NOVB    NORTH VALLEY BANCORP                            650               9,750
NEPF    NORTHEAST PENNSYLVANIA                        2,200              35,024
NRIM    NORTHRIM BANCORP                                300               5,439
NFI     NOVASTAR FINANCIAL                            2,550             152,362
ONYX    ONYX ACCEPTANCE *                            10,900              70,959
OFG     ORIENTAL FINANCIAL GROUP                        400              10,276
OHB     ORLEANS HOMEBUILDERS *                        2,250              24,075
PCBC    PACIFIC CAPITAL BANCORP                         800              28,040
PMBC    PACIFIC MERCANTILE BANCORP*                     500               4,510
PBCI    PAMRAPO BANCORP                                 600              10,380
PNP     PAN PACIFIC PROPERTIES                          600              23,610
PEI     PENN REAL ESTATE INVESTMENT                     500              14,975
PNG     PENN-AMERICA GROUP                            1,200              13,500
PHIR    PHILLIPS INTERNATIONAL REALTY*                1,900               3,325
PNX     PHOENIX COMPANIES                             1,500              13,545
PMACA   PMA CAPITAL                                   1,500              18,855
PCC     PMC COMMERCIAL TRUST                            600               8,040
PFSL    POCAHONTAS BANCORP                              400               5,004
PFBI    PREMIER FINANCIAL BANCORP*                    1,500              13,395
PNBC    PRINCETON NATIONAL BANCORP                      500              12,600
PRA     PROASSURANCE *                                1,500              40,485
PFNC    PROGRESS FINANCIAL                              420               5,741
PVX     PROVIDENT ENERGY TRUST                       10,100              81,406
PFGI    PROVIDENT FINANCIAL GROUP                       800              20,504
PVN     PROVIDIAN FINANCIAL *                           500               4,630
PSBI    PSB BANCORP *                                 3,400              25,840
PIM     PUTNAM MASTER INTERNATIONAL                   1,800              11,610
RAS     RAIT INVESTMENT TRUST                         2,100              55,650
RWT     REDWOOD TRUST                                   800              31,928
RBCAA   REPUBLIC BANCORP                                600               8,898
RIVR    RIVER VALLEY BANCORP                          1,400              56,367
RVSB    RIVERVIEW BANCORP                               300               5,487
RBPAA   ROYAL BANCSHARES OF PENNSYLVANIA                400               8,540
SPY     S&P 500 DEPOSITARY RECEIPT                   19,100           1,864,733
STBA    S&T BANCORP                                   1,000              27,430
SBW     SALOMON BROTHERS WORLDWIDE                    1,100              17,050
GDF     SALOMON BROTHERS GLOBAL                       1,000              13,280
SBCF    SEACOAST BANKING                                400               6,816
SNFCA   SECURITY NATIONAL FINANCIAL*                  2,300              14,605
SMH     SEMICONDUCTOR HOLDERS TRUST                     400              11,332
SERC    SERVICE BANCORP *                             4,200              92,400
BSRR    SIERRA BANCORP                                  400               5,620
SLG     SL GREEN REALTY                                 400              13,956
SFFS    SOUND FEDERAL BANCORP                           600               8,154
SSFC    SOUTH STREET FINANCIAL                          300               2,880
SFFB    SOUTHERN FINANCIAL BANCORP                      400              12,224
SBSI    SOUTHSIDE BANCSHARES                            700              12,558
OKSB    SOUTHWEST BANCORP                               400              10,964
SOV     SOVEREIGN BANCORP                               400               6,260
SMAN    STANDARD MANAGEMENT *                         1,300               4,810
SFSW    STATE FINANCIAL SERVICES                        700              15,498
STSA    STERLING FINANCIAL *                          3,741              91,131
N/A     SUB LODGES TRUST                                100                   0
SBGA    SUMMIT BANK                                     500               7,110
SNBC    SUN BANCORP *                                   315               6,269
SKT     TANGER FACTORY OUTLET CENTER                    300               9,924
TARR    TARRAGON REALTY INVESTORS*                    1,050              15,309
TCO     TAUBMAN CENTERS                                 700              13,412
TSH     TECHE HOLDING                                 3,000              97,530
TRBS    TEXAS REGIONAL BANCSHARES                       560              19,432
TMA     THORNBURG MORTGAGE                              900              22,230
TIRTZ   TIDELANDS ROYALTY TRUST                         300               1,890
TCT     TOWN & COUNTRY TRUST                            500              11,625
TRZ     TRIZEC PROPERTIES                                15                 171
UBB     UNIBANCO                                        800              13,728
UCBC    UNION COMMUNITY BANCORP                         300               5,250
UCFC    UNITED COMMUNITY FINANCIAL                    4,700              43,428
UDR     UNITED DOMINION REALTY TRUST                    500               8,610
UNIZ    UNIZAN FINANCIAL                                500               8,785
USB     US BANCORP                                      800              19,600
VNBC    VINEYARD NATIONAL BANCORP *                     300               6,600
WAIN    WAINWRIGHT BANK TRUST                           500               5,050

MASTERS 100 FUND

WBCO    WASHINGTON BANKING                              420               6,405
WSB     WASHINGTON SAVINGS BANK                       1,200              12,720
WEFC    WELLS FINANCIAL                               1,600              40,688
WCBO    WEST COAST BANCORP/OREGON                       900              16,380
WSBA    WESTERN SIERRA BANCORP*                         300               9,981
WSBK    WILSHIRE STATE BANK *                           300               4,611
WFI     WINTON FINANCIAL                                900              11,160
WRLD    WORLD ACCEPTANCE *                            4,400              71,632
XLA     XCELERA *                                     1,400               2,226
YANB    YARDVILLE NATIONAL BANCORP                      500               9,750

HEALTH CARE - 11.6%                                                   3,713,542
AAII    AAIPHARMA *                                   2,675              53,179
ABRX    ABLE LABORATORIES *                             600              11,880
ACDO    ACCREDO HEALTH *                                613              13,363
AMRI    ALBANY MOLECULAR RESEARCH*                    2,510              37,901
ALKS    ALKERMES *                                      400               4,300
ALO     ALPHARMA                                        400               8,640
AMRN    AMARIN CORPORATION*                           1,000               3,330
AMED    AMEDISYS *                                    2,830              15,989
AMHC    AMERICAN HEALTHWAYS *                         2,550              92,106
APPX    AMERICAN PHARMACEUTICAL *                     1,100              37,290
ARIA    ARIAD PHARMACEUTICALS *                       1,400               6,286
ATRI    ATRION CORPORATION*                             850              23,537
AVN     AVANIR PHARMACEUTICALS*                       2,300               4,025
AXYX    AXONYX *                                      4,700              11,374
BRL     BARR LABORATORIES *                             400              26,200
BAY     BAYER - ADR                                     500              11,525
BEV     BEVERLY ENTERPRISES *                        11,870              41,545
BCRX    BIOCRYST PHARMACEUTICALS *                    2,000               7,278
BLTI    BIOLASE TECHNOLOGY *                            500               5,365
BIOM    BIOMIRA *                                     8,900              12,193
BDY     BRADLEY PHARMACEUTICALS *                    23,860             393,690
BMY     BRISTOL-MEYER/SQUIBB                          1,700              46,155
CLZR    CANDELA *                                     1,300              14,976
CMX     CAREMARK RX *                                 4,100             105,288
CEGE    CELL GENESYS*                                 1,500              12,960
CPHD    CEPHEID *                                     6,540              32,308
CERS    CERUS *                                       1,050               7,906
CHMD    CHRONIMED *                                   2,540              24,968
CMPX    COMPEX TECHNOLOGIES *                        19,640              93,094
CVGR    COVALENT GROUP *                              4,810              10,822
CVD     COVANCE *                                     1,130              20,453
CURE    CURATIVE HEALTH SERVICES*                       900              15,300
CYPB    CYPRESS BIOSCIENCE *                          3,830              16,584
DVA     DAVITA *                                        850              22,763
DCGN    DECODE GENETICS *                             5,800              18,096
RDY     DOCTOR REDDY'S - ADR                            500              11,655
DYAX    DYAX *                                          700               2,856
DYII    DYNACQ INTERNATIONAL*                         1,650              27,720
N/A     DYNACQ INTERNATIONAL- PREFFERED*                  3                  44
ELN     ELAN - ADR*                                   2,500              14,100
ELT     ELSCINT                                       2,800              11,928
ENCY    ENCYSIVE PHARMACEUTICALS *                    1,700               8,160
ENMD    ENTREMED *                                    1,200               4,980
EPIX    EPIX MEDICAL *                                  700               9,905
EXAC    EXACTECH*                                       900              12,960
ESRX    EXPRESS SCRIPTS *                               850              58,072
FHRX    FIRST HORIZON PHARMACEUTICAL*                 4,100              16,195
GERN    GERON *                                       1,130               8,317
HSIC    HENRY SCHEIN *                                1,130              59,144
HITK    HI-TECH PHARMACAL*                            1,550              63,039
HORC    HORIZON HEALTH *                              1,410              22,842
HUM     HUMANA *                                      4,520              68,252
ICN     ICN PHARMACEUTICALS                           2,120              35,531
ICLRY   ICON - ADR*                                   7,540             239,923
IDEV    INDEVUS PHARMACEUTICALS *                     1,700              10,608
INKP    INKINE PHARMACEUTICALS*                       2,700               9,099
INGA    INTEGRA *                                     1,100                   1
INMD    INTEGRAMED AMERICA *                          3,670              22,167
INB     INTEGRATED BIOPHARMA *                          400               2,992
IVX     IVAX *                                          500               8,925
JNJ     JOHNSON & JOHNSON                             1,100              56,870
KNDL    KENDLE INTERNATIONAL*                         7,400              45,880
KIND    KINDRED HEALTHCARE*                           1,410              25,154
KG      KING PHARMACEUTICALS *                          600               8,856
KOSN    KOSAN BIOSCIENCES *                             400               2,360
LCI     LANNETT *                                       875              20,510
LUME    LUMENIS *                                     2,500               4,225
MATR    MATRIA HEALTHCARE *                             810              14,297
MEDM    MEDAMICUS*                                    3,110              25,191
MDCI    MEDICAL ACTION *                              2,360              38,539
MNTR    MENTOR                                        2,830              54,845
MOGN    MGI PHARMA *                                    700              17,941
MLNM    MILLENNIUM PHARMACEUTICALS*                     800              12,584
MIMS    MIM *                                         3,960              25,859
MYL     MYLAN LABORATORIES                              990              34,422
NABI    NABI BIOPHARMACEUTICALS*                        900               6,174
NPRO    NAPRO BIOTHERAPEUTICS *                       2,200               3,322
NHHC    NATIONAL HOME HEALTH CARE*                    1,700              11,917
NMHC    NATIONAL MEDICAL HEALTH *                     3,200              28,832
BABY    NATUS MEDICAL *                                 600               2,729
OCLR    OCULAR SCINECES *                               850              16,872
ODSY    ODYSSEY HEALTHCARE*                           1,430              52,910
OCR     OMNICARE                                      1,130              38,183
OMCL    OMNICELL *                                      700               7,168

MASTERS 100 FUND

OCA     ORTHODONTIC CENTERS OF AMERICA*              49,700             398,097
OLGC    ORTHOLOGIC *                                  4,520              20,747
PTIE    PAIN THERAPEUTICS *                           1,700              10,982
PMTI    PALOMAR MEDICAL TECHNOLOGIES*                 2,700              12,852
PRGO    PERRIGO                                         570               8,915
PFE     PFIZER                                        1,500              51,225
PRX     PHAMACEUTICAL RESOURCES*                        850              41,361
PPDI    PHARMACEUTICAL PRODUCT DEVELOPMENT*             300               8,619
POLXF   POLYDEX PHARMACEUTICALS *                    10,600              50,774
PMSI    PRIME MEDICAL SERVICES*                       9,890              46,483
PHCC    PRIORITY HEALTHCARE *                         1,400              25,970
PGNX    PROGENICS PHARMACEUTICAL*                       400               6,024
PDLI    PROTEIN DESIGN LABS *                           500               6,990
QLTI    QLT PHOTOTERAPEUTICS *                          400               5,080
RGX     RADIOLOGIX*                                   1,130               4,746
RYOU    RAMSAY YOUTH SERVICES *                       1,980               9,860
RHB     REHABACARE GROUP *                              800              11,720
RMD     RESMED *                                      1,410              55,272
SVNT    SAVIENT PHARMACEUTICALS *                     1,200               5,568
SGP     SCHERING PLOUGH                               1,880              34,968
SRV     SERVICE CORP INTERNATIONAL*                     800               3,096
SFCC    SFBC INTERNATIONAL *                          1,410              25,521
SCRI    SICOR *                                         850              17,289
SOL     SOLA INTERNATIONAL*                             990              17,226
SPAN    SPAN AMERICA MEDICAL SYSTEMS                  2,940              25,431
STEI    STEWART ENTERPRISES*                          4,100              17,630
SUPG    SUPERGEN *                                    2,000              10,800
SYNO    SYNOVIS LIFE TECHNOLOGIES*                      300               5,922
THC     TENET HEALTHCARE *                           14,500             168,925
TLCV    TLC VISION *                                  7,100              35,074
TRCR    TRANSCEND SERVICES *                            800               2,391
TRIB    TRINITY BIOTECH - ADR*                          600               1,818
TTG     TUTOGEN MEDICAL *                               500               1,690
XOMA    XOMA *                                          400               2,132
ZVXI    ZEVEX INTERNATIONAL *                         3,670              11,744
ZILA    ZILA*                                         1,000               2,876

INDUSTRIALS - 8.7%                                                    2,803,978
AIR     AAR *                                           600               4,236
ABB     ABB - ADR*                                    1,800               6,084
ASF     ADMINISTAFF*                                  9,500              97,850
ACY     AEROCENTURY *                                 1,600               7,760
ARXX    AEROFLEX *                                    1,700              13,158
AAI     AIRTRAN HOLDINGS *                            4,000              41,880
ALK     ALASKA AIRGROUP *                               400               8,580
AMOT    ALLIED MOTION TECHNOLOGIES*                  20,450              30,675
ASE     AMERICAN SCIENCE & ENGINEERING*               5,500              54,560
AMR     AMR *                                         1,800              19,800
APOL    APOLLO GROUP *                                  600              37,056
ACK     ARMSTRONG HOLDINGS                            2,300                   0
AVL     AVIALL *                                        700               7,959
BFAM    BRIGHT HORIZONS FAMILY SOLUTIONS*               300              10,068
CAE     CASCADE                                         700              12,180
CLDN    CELADON GROUP *                                 400               3,628
CRDN    CERADYNE *                                    1,300              24,349
CCF     CHASE                                        12,300             151,290
CLHB    CLEAN HARBORS *                                 300               2,859
CCDC    CONCORDE CAREER COLLEGES *                      400               8,004
CRN     CORNELL COMPANIES *                             400               6,056
CVU     CPI AEROSTRUCTURES *                          5,500              48,125
CUB     CUBIC                                           500              11,110
CW      CURTISS-WRIGHT                                  700              44,240
DAL     DELTA AIRLINES                                  400               5,872
DSWL    DESWELL INDUSTRIES                            1,700              34,491
DV      DEVRY *                                       1,300              30,277
DTPI    DIAMONDCLUSTER INTERNATIONAL*                   900               3,339
DNEX    DIONEX *                                        700              27,825
DWYR    DWYER GROUP *                                 7,300              48,107
DDN     DYNAMEX *                                     4,500              29,925
EBF     ENNIS BUSINESS FORMS                            600               8,730
ESP     ESPEY MANUFACTURING & ELECTRONICS             1,100              20,185
FARL    FARREL                                        1,700               1,972
FAVS    FIRST AVIATION SERVICES *                     4,100              15,621
FTEK    FUEL-TECH *                                   1,900              10,640
GE      GENERAL ELECTRIC                              1,300              37,284
GPC     GENUINE PARTS                                   300               9,603
GEG     GLOBAL POWER EQUIPMENT GROUP*                   400               1,860
GSH     GUANGSHEN RAILWAY - ADR                         700               6,384
HAKI    HALL KINION & ASSOCIATES*                       600               1,644
HURC    HURCO COMPANIES*                                500               1,175
ICTS    ICTS INTERNATIONAL *                          1,600               6,864
IFNY    INFINITY *                                      300               1,815
INVN    INVISION TECHNOLOGIES *                         600              14,910
KLM     KLM ROYAL DUTCH AIR                             400               3,384
VLCCF   KNIGHTSBRIDGE TANKER                          2,800              26,491
KROL    KROLL *                                         400              10,824
MWL     MAIL-WELL *                                     600               1,512
MDR     MCDERMOTT INTERNATIONAL*                        800               5,064
MAIR    MESABA HOLDINGS *                            16,800             103,656
MTCH    METRON TECHNOLOGY*                           27,200              66,640
MX      METSO - ADR                                   2,600              23,712
MVIS    MICROVISION *                                 4,600              28,520
MIDD    MIDDLEBY *                                    1,000              14,000
MZ      MILACRON                                        800               3,912
MINI    MOBILE MINI *                                21,600             352,728
LABL    MULTI-COLOR *                                   700              15,470

MASTERS 100 FUND

NANX    NANOPHASE TECHNOLOGIES *                        900               4,572
NAT     NORDIC AMERICAM TANKER                        2,400              34,080
ODFL    OLD DOMINION FREIGHT LINE*                      400               8,648
ASGN    ON ASSIGNMENT *                              28,900             115,600
ORB     ORBITAL SCIENCES *                            1,700              12,410
OUTL    OUTLOOK GROUP                                   400               2,316
PKOH    PARK-OHIO HOLDINGS *                            900               4,446
PRRR    PIONEER RAILCORP                              1,200               1,980
PPD     PREPAID LEGAL SERVICES *                        300               7,359
RCMT    RCM TECHNOLOGIES *                            1,100               4,290
RHT     RIGHT MANAGEMENT CONSULTANTS*                 8,000             101,200
SGR     SHAW GROUP *                                  3,000              36,150
SKYW    SKYWEST                                         400               7,624
SFN     SPHERION *                                      500               3,475
STS     SUPREME INDUSTRIES *                          2,300              12,581
SLVN    SYLVAN LEARNING SYSTEMS*                        400               9,136
TBWC    TB WOODS                                      1,400               9,128
TRCI    TECHNOLOGY RESEARCH                             600               2,304
TTEC    TELETECH HOLDINGS *                             700               2,961
TRFX    TRAFFIX*                                      3,000               9,213
XPRSA   U.S. XPRESS ENTERPRISES *                       400               4,264
ULBI    ULTRALIFE BATTERIES *                           500               5,000
AFP     UNITED CAPITAL *                              5,200             180,960
UDI     UNITED DEFENSE INDUSTRIES*                      500              12,970
URS     URS *                                        28,800             560,448
VCI     VALASSIS COMMUNICATION*                         500              12,860
VVN     VITRAN *                                        400               2,800
YELL    YELLOW *                                        400               9,260

INFORMATION TECHNOLOGY - 14.0%                                        4,498,309
COMS    3 COM *                                         400               1,872
THDOQ   3DO *                                         4,200               1,512
ADCT    ADC TELECOMMUNICATIONS *                      4,400              10,243
ADDM    ADDVANTAGE TECHNOLOGIES*                      2,400               4,680
ADBE    ADOBE SYSTEMS                                   900              28,863
ADIC    ADVANCED DIGITAL *                            1,300              12,987
AMD     ADVANCED MICRO DEVICES*                       4,100              26,281
AGIL    AGILE SOFTWARE CORP*                            900               8,685
AIRN    AIRSPAN NETWORKS*                             4,700               7,755
AKAM    AKAMAI TECHNOLOGIES*                          1,300               6,318
ALA     ALCATEL - ADR*                                4,200              37,590
ALN     ALLEN TELECOM *                                 800              13,216
ATCO    AMERICAN TECH *                               2,400              15,240
AMKR    AMKOR TECH*                                   1,100              14,454
NLX     ANALEX *                                     15,700              46,315
AMCC    APPLIED MICRO CIRCUITS *                      2,800              16,940
ARBA    ARIBA *                                       2,300               6,831
ARTG    ART TECHNOLOGY GROUP *                        1,100               1,760
ASAA    ASA INTERNATIONAL*                            8,200              15,990
ASKJ    ASK JEEVES*                                     400               5,500
AZPN    ASPEN TECHNOLOGY*                             1,300               6,240
ATYT    ATI TECHNOLOGIES *                            3,200              32,640
ATML    ATMEL *                                       9,600              24,288
AUDC    AUDIOCODES *                                  1,000               4,610
AVNX    AVANEX *                                        700               2,800
AVCI    AVICI SYSTEMS *                                 700               4,270
BEAS    BEA SYSTEMS*                                  4,100              44,526
BNSO    BONSO ELECTRONICS INTERNATIONAL                 600               1,440
BRCD    BROCADE COMMUNICATIONS SYSTEMS*               4,600              27,094
CAMD    CALIFORNIA MICRO DEVICES *                   11,600              24,940
CAPA    CAPTARIS *                                    2,100               7,182
CACS    CARRIER ACCESS *                              1,400               3,052
CATS    CATALYST SEMICONDUCTOR*                       5,750              22,141
CTLM    CENTILLIUM COMMUNICATIONS*                      500               4,955
CTRA    CENTRA SOFTWARE *                             1,100               3,410
CERN    CERNER *                                        500              11,475
CHKP    CHECK POINT SOFTWARE TECH*                      700              13,685
CHINA   CHINA.COM *                                   5,500              46,200
CIEN    CIENA*                                        5,200              26,988
CSCO    CISCO SYSTEMS *                               2,200              36,718
CLKS    CLICK2LEARN.COM *                             1,600               2,768
CMGI    CMG INFORMATION SERVICES*                    12,200              20,374
CNET    CNET NETWORKS *                               2,200              13,706
CTSH    COGNIZANT TECH SOLUTIONS *                    1,300              31,668
CMVT    COMVERSE TECHNOLOGY*                            400               6,012
CNQR    CONCUR TECHNOLOGIES *                           600               6,042
CNXT    CONEXANT SYSTEMS *                              500               2,050
CORI    CORILLIAN *                                   3,000               5,100
CRIO    CORIO *                                       6,000               9,600
GLW     CORNING *                                    20,900             154,451
CORV    CORVIS *                                     25,100              37,650
COSN    COSINE COMMUNICATIONS *                       2,700              16,416
CVNS    COVANSYS *                                    1,100               3,377
CPTH    CRITICAL PATH*                                1,500               1,485
CYBS    CYBERSOURCE *                                   800               2,192
DATC    DATATEC SYSTEMS *                             4,000               4,320
DELL    DELL COMPUTER *                                 400              12,784
DIGI    DIGITAL IMPACT *                              1,100               2,035
DIGL    DIGITAL LIGHTWAVE *                           9,200               9,936
DTHK    DIGITALTHINK *                                4,900              15,435
DOCX    DOCUMENT SCIENCES *                           3,900              15,600
DCLK    DOUBLECLICK *                                   400               3,700
ECLG    ECOLLEGE.COM *                                  400               4,592
EDET    EDIETS.COM *                                  5,900              13,570
EIDSY   EIDOS - ADR*                                  3,400               7,548
ELSE    ELECTRO-SENSORS                               1,800               5,598

MASTERS 100 FUND

EELN    E-LOAN *                                      7,400              43,142
ELOY    ELOYALTY *                                      500               1,950
EONC    EON COMMUNICATIONS *                          1,000               1,090
EPIC    EPICOR SOFTWARE *                               300               1,797
EPIQ    EPIQ SYSTEMS*                                   400               6,868
ERICY   ERICSSON - ADR*                               2,200              23,386
EVOL    EVOLVING SYSTEMS *                            3,200              10,464
EXPO    EXPONENT *                                      700              10,850
EXTR    EXTREME NETWORKS *                            3,100              16,430
FRGO    FARGO ELECTRONICS*                              300               2,919
FWHT    FINDWHAT.COM*                                   800              15,152
FNSR    FINISAR *                                    68,300             105,865
FVCXD   FIRST VIRTUAL COMMUNICATIONS*                 1,540               6,838
FSTW    FIRSTWAVE TECHNOLOGIES *                        500               3,900
FLEX    FLEXTRONICS *                                 1,100              11,429
FORG    FORGENT NETWORKS *                           12,700              34,417
FMKT    FREEMARKETS *                                 2,300              16,008
FBAY    FRISCO BAY INDUSTRIES *                       1,500              13,425
GNSS    GENESIS MICROCHIP *                           3,000              40,620
GEMS    GLENAYRE TECHNOLOGIES*                        3,300               4,521
GSPN    GLOBESPAN VIRATA *                            1,800              14,850
HSTM    HEALTHSTREAM *                                  700               1,806
HPQ     HEWLETT-PACKARD                                 800              17,040
ITWO    I2 TECHNOLOGIES *                            50,900              51,409
IDE     INTEGRATED DEFENSE TECH *                       400               6,204
IDTI    INTEGRATED DEVICE TECH*                       1,300              14,365
INTC    INTEL                                           300               6,234
ICPT    INTERCEPT GROUP *                             3,000              25,080
IDCC    INTERDIGITAL COMMUNICATIONS*                    900              21,033
IWOV    INTERWOVEN *                                  1,600               3,552
IEIB    INTL ELECTRONICS *                            5,500              14,905
INAP    INTERNAP NETWORK SERVICES*                    2,700               2,781
IVIL    IVILLAGE *                                    1,700               2,567
JCOM    J2 GLOBAL COMMUNICATIONS*                       300              13,794
JDSU    JDS UNIPHASE *                                5,400              18,954
JNPR    JUNIPER NETWORKS *                            1,800              22,266
KEM     KEMET CORP*                                   1,100              11,110
KOMG    KOMAG *                                         800               9,464
KOPN    KOPIN *                                         700               4,284
KLIC    KULICKE & SOFFA INDUSTRIES*                   2,000              12,780
LGTO    LEGATO SYSTEMS *                              1,200              10,068
LOOK    LOOKSMART *                                   6,300              17,829
LSI     LSI LOGIC *                                   2,600              18,408
LU      LUCENT TECHNOLOGIES*                         13,800              28,014
MANU    MANUGISTICS GROUP *                           1,400               5,754
MRBA    MARIMBA*                                        500               1,455
MKTW    MARKETWATCH.COM*                                600               5,016
MRGE    MERGE TECHNOLOGIES *                          2,500              32,625
MUSE    MICROMUSE *                                   1,000               7,990
MU      MICRON TECHNOLOGY *                           1,400              16,282
MSFT    MICROSOFT                                     1,900              48,659
TUNEE   MICROTUNE *                                     700               2,240
MIKR    MIKRON INSTRUMENT*                            1,000               3,400
MOBI    MOBIUS MANAGEMENT SOLUTIONS*                  1,200               8,964
MOSY    MONOLITHIC SYSTEM TECHNOLOGY*                33,000             298,980
MOT     MOTOROLA                                      2,100              19,803
NTE     NAM TAI ELECTRONICS                             300              12,720
NMGC    NEOMAGIC *                                    5,300               8,215
NWRE    NEOWARE SYSTEMS*                                400               6,136
NTES    NETEASE.COM - ADR*                            1,100              40,106
NTRO    NETRO *                                      10,200              29,376
NTST    NETSMART TECHNOLOGIES *                      10,700              58,957
NTAP    NETWORK APPLIANCE *                           2,900              47,009
NWK     NETWORK EQUIPMENT TECH *                        700               5,894
NUFO    NEWFOCUS *                                    1,100               4,114
EGOV    NIC *                                         1,800               5,256
NOK     NOKIA - ADR                                   1,300              21,359
NT      NORTEL NETWORKS *                            15,900              42,930
NOVL    NOVELL*                                       3,000               9,240
NVDA    NVIDIA *                                      3,500              80,535
NWIR    NWH *                                         6,650             121,163
ONTC    ON TECHNOLOGY *                               7,300              17,155
ORCC    ONLINE RESOURCES *                            6,800              43,316
OPWV    OPENWAVE SYSTEMS *                            3,100               6,045
OPTK    OPTIKA *                                      3,200               4,800
OSIS    OSI SYSTEMS *                                 1,700              27,302
OVER    OVERTURE SERVICES *                           1,100              19,943
PCNTF   PACIFIC INTERNET*                               500               4,160
PALM    PALM *                                        3,600              58,572
PMTC    PARAMETRIC TECH *                             3,500              10,675
PRCP    PERCEPTRON *                                  2,400              14,400
PKI     PERKINELMER                                     600               8,286
PCOR    PINNACOR *                                    1,200               2,304
PXLW    PIXELWORKS *                                  2,300              13,662
PLUM    PLUMTREE SOFTWARE *                           2,700              11,070
PMCS    PMC - SIERRA *                                1,400              16,422
PRSF    PORTAL SOFTWARE*                              2,100               4,200
PRWK    PRACTICEWORKS*                                  400               7,720
PROX    PROXIM *                                      1,700               2,482
PUMA    PUMATECH *                                    8,200              27,880
QCOM    QUALCOM                                       1,000              35,750
DSS     QUANTUM DLT & STORAGE*                          700               2,835
QUIK    QUICKLOGIC *                                    700               2,254
QUOT    QUOTESMITH.COM *                              1,700               8,704
RNDC    RAINDANCE COMMUNICATIONS *                    6,800              16,932
RMTR    RAMTRON INTERNATNIOAL *                       8,300              18,841

MASTERS 100 FUND

RHAT    RED HAT *                                       600               4,542
RBAK    REDBACK NETWORKS *                            3,900               3,510
RCOM    REGISTER.COM*                                 1,700               9,962
RIMM    RESEARCH IN MOTION*                           1,600              34,576
RFMD    RF MICRO DEVICES *                            5,400              32,508
RSTNE   RIVERSTONE NETWORKS *                         3,300               3,894
SONE    S1 CORPORATION*                               1,500               6,060
SFE     SAFEGUARD SCIENTIFICS *                       2,800               7,560
SNDK    SANDISK *                                       300              12,105
SANM    SANMINA *                                     1,100               6,941
SBAC    SBA COMMUNICATIONS *                            900               2,736
SBSE    SBS TECHNOLOGIES *                              500               4,915
SCSC    SCANSOURCE *                                    900              24,075
SCOX    SCO GROUP *                                     900               8,613
SBYN    SEEBEYOND TECHNOLOGY *                        4,200               9,702
STST    SENSYTECH *                                   3,700              50,653
SEBL    SIEBEL SYSTEMS *                              5,800              55,332
SWIR    SIERRA WIRELESS *                             1,100               6,798
SGMA    SIGMATRON INTERNATIONAL *                     3,900              27,300
SGI     SILICON GRAPHICS *                           13,800              15,732
SSTI    SILICON STORAGE TECHNOLOGY*                   2,300               9,637
SINA    SINA.COM*                                     1,000              20,330
SWKS    SKYWORKS SOLUTIONS *                            400               2,708
SOHU    SOHU.COM *                                    1,700              58,072
SONS    SONUS NETWORKS *                             18,600              93,558
FIBR    SORRENTO NETWORKS *                           1,700               4,471
SPDE    SPEEDUS *                                     2,000               2,360
SPLN    SPORTSLINE.COM *                              1,300               2,730
SRSL    SRS LABS *                                    5,000              20,250
SSNC    SS&C TECHNOLOGIES *                             400               6,380
STOR    STORAGE NETWORKS *                            9,000              12,510
BOWG    SUITE101.COM *                                4,700               5,875
SUNW    SUN MICROSYSTEMS*                             2,100               9,660
SUPC    SUPERIOR CONSULTANT HOLDINGS*                 4,950              14,850
SWBD    SWITCHBOARD *                                   700               2,520
SCMR    SYCAMORE NETWORKS*                            2,800              10,724
SYPR    SYPRIS SOLUTIONS                                400               4,132
TTWO    TAKE-TWO INTERACTIVE SOLFTWARE*                 700              19,838
TALX    TALX                                          2,400              54,216
TERN    TERAYON COMMUNICATION SYSTEMS*                  800               2,184
TXN     TEXAS INTRUMENTS                              1,200              21,120
TSCM    THE STREET.COME *                               500               2,350
TWAV    THERMA-WAVE *                                 3,900               8,112
THQI    THQ *                                           500               9,000
TFS     THREE FIVE SYSTEMS *                          4,000              27,600
TIBX    TIBCO SOFTWARE*                               1,200               6,108
TTN     TITAN *                                       2,400              24,696
TMTA    TRANSMETA *                                   8,000              12,800
TQNT    TRIQUINT SEMICONDUCTOR*                       3,400              14,144
TUTS    TUT SYSTEMS *                                 1,100               4,334
UNTD    UNITED ONLINE *                               1,400              35,476
PANL    UNIVERSAL DISPLAY *                           2,100              18,732
UTSI    UTSTARCOM *                                   1,900              67,583
LNUX    VA LINUX SYSTEMS *                            1,800               3,888
VCLK    VALUECLICK *                                  4,200              25,326
VRSN    VERISIGN *                                      600               8,298
VRST    VERISITY *                                    1,500              17,910
VRTS    VERITAS SOFTWARE *                            1,100              31,537
VRTY    VERITY *                                        400               5,064
VRSO    VERSO TECHNOLOGIES *                         10,500              19,005
VSAT    VIASAT *                                        800              11,472
VIGN    VIGNETTE *                                    2,400               4,992
VISG    VIISAGE TECHNOLOGY *                            600               3,072
VIRL    VIRAGE LOGIC *                                  600               4,344
VTAL    VITAL IMAGES *                                2,000              36,760
VWKS    VITALWORKS *                                 21,600              85,320
VTSS    VITESSE SEMICONDUCTOR*                       12,700              62,484
VITR    VITRIA TECHNOLOGY *                           1,300               7,449
VOCL    VOCALTEC COMMUNICATIONS *                     1,200               4,140
WGRD    WATCHGUARD TECHNOLOGIES *                     1,000               4,600
WEBX    WEBEX COMMUNICATIONS *                        1,000              13,950
HLTH    WEBMD *                                         700               7,581
WEBM    WEBMETHODS *                                  3,400              27,642
WDC     WESTERN DIGITAL *                             1,600              16,480
WEDC    WHITE ELECTRONIC DESIGNS*                       400               4,236
XNR     XANSER *                                        650               1,398
YHOO    YAHOO! *                                      1,100              36,036
UBET    YOUBET.COM *                                  7,900              23,700
ZIGO    ZYGO *                                          700               5,600

MATERIALS - 7.5%                                                      2,404,412
ABY     ABITIBI-CONSOL                                1,300               8,333
AEM     AGNICO-EAGLE MINES                            6,100              70,760
APFC    AMERICAN PACIFIC *                            1,000               7,480
AVD     AMERICAN VANGUARD                               600              11,040
AMN     AMERON INTERNATIONAL                            500              17,385
AU      ANGLOGOLD LIMITED - ADR                         700              22,330
SIL     APEX SILVER MINES *                           7,400             109,150
ASL     ASHANTI GOLDFIELDS *                          1,950              15,542
BGO     BEMA GOLD *                                  67,850              87,527
CBJ     CAMBIOR *                                     3,100               4,247
CNQ     CANADIAN NATURAL RESOURCES                      300              11,973
CFCI    CFC INTERNATIONAL *                             900               4,860
CDE     COEUR D ALENE MINES*                         35,950              49,970
CCK     CROWN HOLDINGS *                              2,700              19,278
KRY     CRYSTALLEX INTERNATIONAL*                     3,800               5,282

MASTERS 100 FUND

DEVC    DEVCON INTERNATIONAL *                        1,300               8,333
DMLP    DORCHESTER MINERALS                             400               7,028
DROOY   DURBAN ROODEPOORT DEEP *                     11,850              29,862
FCX     FREEPORT MCMORAN COPPER                       7,950             194,775
GLG     GLAMIS GOLD *                                 7,200              82,584
GFI     GOLD FIELDS - ADR                             2,400              29,232
GG      GOLDCORP                                      6,150              73,800
GSS     GOLDEN STAR RESOURCES *                      42,900             113,256
HMY     HARMONY GOLD MINING                           4,250              57,248
HWKN    HAWKINS                                         800               8,016
HL      HELCA MINING *                               32,700             138,321
KGC     KINROSS GOLD *                               10,539              71,138
MLM     MARTIN MARIETTA MATERIALS                     3,500             117,635
MDG     MERIDIAN GOLD *                               4,950              56,876
BVN     MINAS BUENAVENTURA - ADR                        750              22,567
MFN     MINEFINDERS *                                 2,600              15,756
NEM     NEWMONT MINING                                6,050             196,383
NWPX    NORTHWEST PIPE *                                650               9,224
TONS    NOVAMERICAN STEEL *                           1,700              12,325
PMU     PACIFIC RIM MINING *                          8,744               2,798
PAAS    PAN AMERICAN SILVER *                        35,600             250,980
PDG     PLACER DOME                                   1,250              15,337
RANGY   RANDGOLD & EXPLORATION - ADR*                 1,700              20,893
RIC     RICHMONT MINES *                              1,000               2,950
RGLD    ROYAL GOLD                                    8,350             179,441
RT      RYERSON TULL                                    500               4,390
SSRI    SILVER STANDARD RESOURCES *                  12,400              60,884
PCU     SOUTHERN PERU COPPER                          1,800              27,540
SWC     STILLWATER MINING COMPANY*                    1,700               8,738
SUMX    SUMMA INDUSTRIES*                               300               2,157
RMIX    U S CONCRETE *                                  300               1,152
UPM     UPM-KYMMENE - ADR                               300               4,365
WHT     WHEATON RIVER MINERALS *                    102,400             130,048
WMC     WMC RESOURCES - ADR*                            350               3,223

TELECOMMUNICATION SERVICES - 2.4%                                       770,176
AMX     AMERICA MOVIL                                   800              15,000
AMT     AMERICAN TOWER SYSTEMS*                       1,400              12,390
ATS     APT SATELLITE HOLDINGS - ADR*                 1,800               4,338
T       AT&T                                          1,500              28,875
AWE     AT&T WIRELESS SERVICES*                       2,000              16,420
ANK     ATLANTIC TELE - NETWORK                         600              13,374
BLS     BELL SOUTH                                    2,500              66,575
BCGI    BOSTON COMM. GROUP *                            400               6,852
CWP     CABLE AND WIRELESS - ADR                      2,700              14,769
CYCL    CENTENNIAL CELLULAR *                           800               3,200
CHL     CHINA TELECOM - ADR                           2,000              23,540
CBB     CINCINNATI BELL *                             1,100               7,370
CZN     CITIZENS COMMUNICATIONS *                       800              10,312
CCI     CROWN CASTLE *                                2,100              16,317
DT      DEUTSCHE TELEKOM - ADR*                       1,200              18,240
ENT     EQUANT - ADR*                                   400               2,612
FTGX    FIBERNET TELECOM GROUP *                      3,900               3,978
FTE     FRANCE TELECOM - ADR                            400               9,860
GNCMA   GENERAL COMMUNICATION*                          700               6,062
OTE     HELLENIC TELECOM - ADR*                       1,000               6,000
TRDO    INTRADO *                                     5,100              80,529
LVLT    LEVEL 3 COMMUNICATIONS *                      1,800              11,952
MTON    METRO ONE TELECOMMUNICATIONS*                 2,900              14,964
NXTL    NEXTEL COMMUNICATIONS *                       3,500              63,280
NXTP    NEXTEL PARTNERS *                             3,200              23,360
NTT     NIPPON TELEGRAPH AND TELEPHONE                  500               9,900
PT      PORTUGAL TELECOM - ADR                        1,300               9,282
PRTL    PRIMUS TELECOMM GROUP*                        1,900               9,766
TLK     PT TELEKOMUNIK INDONESIA - ADR                  600               6,720
Q       QWEST COMMUNICATIONS I*                       3,900              18,642
RCNC    RCN *                                           900               1,782
RCN     ROGERS WIRELESS COMMUNICATIONS*                 500               8,450
KPN     ROYAL PITT NEDERLAND - ADR*                   2,600              18,538
RCCC    RURAL CELLULAR *                              3,700              15,540
SBC     SBC COMMUNICATIONS                            1,500              38,325
FON     SPRINT                                        1,100              15,840
PCS     SPRINT PCS GROUP*                             1,800              10,350
STHLY   STET HELLAS TELECOMM - ADR                      900               8,325
SCM     SWISSCOM - ADR                                  300               8,502
TEO     TELECOM ARGEN - ADR*                            400               2,600
TWTC    TIME WARNER *                                 3,500              22,295
USM     US CELLULAR *                                   400              10,180
VZ      VERIZON COMMUNICATIONS                          400              15,780
VIP     VIMPEL COMMUNICATIONS*                          400              18,576
WWCA    WESTERN WIRELESS *                            2,800              32,284
WFII    WIRELESS FACILITIES *                           700               8,330

UTILITIES - 0.4%                                                        138,237
AES     AES *                                         1,900              12,065
ALS     ALSTOM - ADR                                    700               2,387
APU     AMERIGAS PARTNERS                               600              15,846
ILA     AQUILA                                          900               2,322
CPN     CALPINE*                                      1,500               9,900
ELP     CIA PARANAENSE - ADR*                         3,100               9,300
DYN     DYNEGY *                                      1,700               7,140
EIX     EDISON INTERNATIONAL*                           300               4,929
MIR     MIRANT *                                      1,050               3,045
RRI     RELIANT RESOURCES *                             700               4,291
TRP     TRANSCANADA                                   1,400              24,598
TXU     TXU                                             300               6,735

MASTERS 100 FUND

WR      WESTAR ENERGY                                   300               4,869
WMB     WILLIAMS COMPANIES                            3,900              30,810

                                                        PAR
CASH EQUIVALENTS - 9.5%                                VALUE
        U.S. BANCORP DEMAND NOTE                    $3,051,959        3,051,959
        (Cost $3,051,959)

TOTAL INVESTMENT SECURITIES - 99.9%                                  32,051,010
        (Cost $27,250,614)

ASSETS LESS OTHER LIABILITIES - 0.1%                                     26,073
                                                                   ------------
NET ASSETS - 100.0%                                                 $32,077,083
                                                                   ------------

*    Non-income producing
ADR  - American Depositary Receipts
CL   - Class

See accompanying notes to the financial statements.

MASTERS 100 FUND

Statement of Assets and Liabilities
June 30, 2003

ASSETS
Investment securities:
   At acquisition cost                                              $27,250,614
                                                                    -----------
   At market value (Note 2)                                         $32,051,010
Cash                                                                         45
Interest and dividends receivable                                        47,652
Receivable for portfolio investments sold                               418,145
Receivable for capital shares sold                                       39,352
                                                                    -----------
        TOTAL ASSETS                                                 32,556,204
                                                                    -----------
LIABILITIES
Payable for portfolio investments purchased                             417,256
Payable for capital shares redeemed                                      10,332
Accrued expenses and other liabilities                                   51,533
                                                                    -----------
        TOTAL LIABILITIES                                               479,121
                                                                    -----------

NET ASSETS                                                          $32,077,083
                                                                    -----------
Net assets consist of:
Paid in capital                                                     $31,497,870
Accumulated net realized loss from security transactions             (4,221,183)
Net unrealized appreciation of investments                            4,800,396
                                                                    -----------
Net assets                                                          $32,077,083
                                                                    -----------
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)                 2,902,070
                                                                    -----------
Net asset value, offering price and redemption price per share (Note 2)  $11.05
                                                                    ===========
See accompanying notes to the financial statements.

Statement of Operations
Year Ended June 30, 2003

INVESTMENT INCOME
   Interest                                                             $33,124
   Dividends                                                            275,717
                                                                    -----------
TOTAL INVESTMENT INCOME                                                 308,841
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 4)                                    275,724
   Administrative fees (Note 4)                                          82,717
                                                                    -----------
        TOTAL EXPENSES                                                  358,441
                                                                    -----------

NET INVESTMENT LOSS                                                     (49,600)
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from transactions:                           (10,356,209)
   Net change in unrealized appreciation of investments:             14,045,164
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      3,688,955
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,639,355
                                                                    -----------

See accompanying notes to the financial statements.

MASTERS 100 FUND
Statements of Changes in Net Assets
For the Periods Ended June 30, 2003 and June 30, 2002

                                                        Year           Period
                                                        Ended          Ended
                                                       6/30/03       06/30/02(a)
FROM OPERATIONS:
   Net investment loss                                 $(49,600)       $(14,284)
   Net realized loss from investments sold          (10,356,209)        (35,655)
   Net change in unrealized appreciation on
   investments                                       14,045,164          36,247
                                                    -----------      ----------
Net increase (decrease) in net assets resulting from
operations                                            3,639,355         (13,692)
                                                    -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                            -                 -
   From realized gains                                   (8,060)           -
                                                    -----------      ----------
Decrease in net assets from distributions to
shareholders                                             (8,060)           -
                                                    -----------      ----------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                         22,445,998       7,605,864
   Net asset value of shares issued to shareholders
   in reinvestment of distributions                       7,967             -
   Payments of shares redeemed                      (10,368,206)       (136,443)
   Shares issued in connection with the acquisition
   of Medical Specialists Fund assets                 8,904,300             -
                                                    -----------      ----------
Net increase in net assets from capital share
transactions                                         20,990,059       7,469,421
                                                    -----------      ----------

TOTAL INCREASE IN NET ASSETS                         24,621,354       7,455,729

NET ASSETS:
   Beginning of period                                7,455,729             -
                                                    -----------      ----------
   End of period                                    $32,077,083      $7,455,729
                                                    -----------      ----------


Capital Share Activity
Shares sold                                           2,308,426         714,318
Shares issued in reinvestment of distributions
to shareholders                                             826             -
Shares redeemed                                      (1,068,573)        (12,965)
Shares issued in connection with the acquisition
of Medical Specialists Fund                             960,038             -
                                                    -----------      ----------
Net increase in shares outstanding                    2,200,717         701,353
Shares outstanding, beginning of period                 701,353             -
                                                    -----------      ----------

Shares outstanding, end of period                     2,902,070         701,353
                                                    ===========      ==========

(a) Represents period from commencement of operations, November 5, 2001, through June 30, 2002.

See accompanying notes to the financial statements.

Financial Highlights

Selected Per Share Data and Ratios For a Share of Capital Stock Outstanding Throughout Each Period

                                                Year           Period
                                                Ended           Ended
                                               6/30/03       6/30/2002 (a)
Net asset value at beginning of period        $10.63            $10.00
Income from Investment Operations:
   Net investment income (loss)                (0.02)            (0.02)
   Net realized and unrealized gain (loss)
   on investments                               0.45              0.65
Total from investment operations                0.43              0.63

Less distributions from:
   Realized gains                              (0.01)               -
Total distributions                            (0.01)               -
Net asset value at end of period              $11.05            $10.63
Total Return                                    4.00%             6.30%(b)

Net assets at end of period (millions)         $32.1             $7.5

Ratio of expenses to average net assets:        1.95%             1.95%(c)

Ratio of net investment loss to average
net assets:                                    (0.27)%           (0.63)%(c)

Portfolio turnover rate                          368%               141%(b)

(a) Represents the period from the commencement of operations (November 5, 2001) through June 30, 2002
(b)  Not annualized
(c)  Annualized See accompanying notes to the financial statements.

MASTERS 100 FUND
NOTES TO THE FINANCIAL STATEMENTS
- June 30, 2003

1. Organization

The Masters 100 Fund (the "Fund") is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999. The Masters 100 Fund commenced operations on November 5, 2001. The objective of the Fund is as follows:

The Masters 100 Fund seeks capital appreciation by investing in common stocks of U.S. and foreign companies of any size.

2.   Summary of  Significant  Accounting  Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investment Valuation
Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the average of the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share Valuation
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income andcapital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes
The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2003, the Fund realized capital losses of $113,175 during the period November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004. At June 30, 2003, the Fund has an estimated capital loss carryforward of $2,900,000 from the acquired fund (Marketocracy Medical Specialists Fund) which is limited to approximately $400,000 each year through 2010 and expires in 2010.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Reclassification of Capital Accounts
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2003, the Fund decreased paid-in capital by $9,281,016, decreased accumulated net investment loss by $49,600 and decreased accumulated net realized loss from security transactions by $9,231,416, as a result of a net operating loss and the disallowance of the built-in losses for tax purposes. Net assets were not affected by this charge.

3.   Investment Transactions

The  aggregate   purchases  and  sales  of  securities   (excluding   short-term
investments and short positions) for the year ended June 30, 2003 are summarized below:

                                              Masters 100 Fund
                                        ----------------------------
Purchases                                       $70,601,919
Sales                                           $61,237,206

There were no purchases or sales of long-term U.S. Government securities.

At June 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Masters 100 Fund
Unrealized appreciation                          $5,216,543
Unrealized depreciation                         ($3,191,214)
                                                -----------
Net unrealized appreciation on investments       $2,025,329
                                                ===========

At June 30, 2003, the cost of investments for federal income tax purposes was $30,025,681. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

4.   Investment Advisory and Administration Agreements


Advisory Fees - The investment adviser for the Fund is Marketocracy Capital Management LLC ("MCM" or the "Adviser"). The Fund's investments are managed by the Adviser pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of investments and provides persons satisfactory to the Trust's Board of Trustees to be responsible for the overall management and administration of the Trust, subject to the supervision of the Trust's Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust's Trustees, officers and employees,
(2) compensation of the Adviser's personnel and payment of other expenses in connection with the provision of portfolio management services under the Advisory Agreement, and (3) expenses of printing and distributing the Fund's Prospectus and sales and advertising materials to prospective clients.

For the services provided by the Adviser under the Advisory Agreement, the Adviser received from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund's average daily net assets. The Advisory Agreement requires the Adviser to waive their management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Administration Fees - The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the "Administration Agreement"). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. MCM has also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the respective Fund's average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

MCM has retained U.S. Bancorp Fund Services, LLC (the Transfer Agent) to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent's fees for these services.

5.   Distributions  to  Shareholders

On December 20, 2002, a capital gain distribution of $0.01 per share was declared for the Fund. The distribution was paid to shareholders of record on December 19, 2002.

The tax character of the distributions paid for the fiscal years ended 2002 and 2003 were as follows:

Distributions paid from:
                                                        2003          2002
                                                      ------------------------
Ordinary Income                                        $8,060          -
Long-Term Capital Gain                                    -            -
                                                      ------------------------
                                                       $8,060          -
                                                      ========================

At June 30, 2003 the components of distributable earnings on a tax basis were as follows:

Undistributed realized gains                    $1,567,059
Capital loss carryforward (see note 2)          (2,900,000)
Post-October losses                               (113,175)
Unrealized appreciation                          2,025,329
                                               ------------
                                                  $579,213
                                               ============
6. Acquisition of Marketocracy Medical Specialists Fund

On February 28, 2003, the Marketocracy Masters 100 Fund acquired all the net assets of the Marketocracy Medical Specialists Fund pursuant to a plan of reorganization approved by the Marketocracy Medical Specialists Fund shareholders on February 17, 2003. The acquisition was accomplished by a tax-free exchange of 960,038 shares of the Marketocracy Masters 100 Fund (valued at $8,904,300) for the 1,206,440 shares of the Marketocracy Medical Specialists Fund outstanding on February 28, 2003. The Marketocracy Medical Specialists Fund's net assets at that date ($8,904,300), including $9,281,016 of unrealized depreciation and $4,913,433 in accumulated net realized losses, were combined with those of the Marketocracy Masters 100 Fund. The aggregate net assets of the Marketocracy Masters 100 Fund and the Marketocracy Medical Specialists Fund
immediately   before  the   acquisition   were   $15,860,875   and   $8,904,300,
respectively.

The following table illustrates the specifics of the merger:


                                     Shares
                                    Issued to
                       Acquired    Shareholders   Acquiring   Combined   Tax Status
Acquired     Acquiring Funds Net   of Acquired    Fund Net      Net          of
  Fund        Fund       Assets       Fund         Assets     Assets      Transfer
-----------------------------------------------------------------------------------
Medical     Masters
Specialists 100 Fund  $8,904,300      960,038    15,860,875  24,765,175  Non-taxable



MASTERS 100 FUND

Report of Independent Certified Public
Accountants

To the Shareholders and Board of Trustees
Marketocracy Funds
Los Altos, California

We have audited the accompanying statement of assets and liabilities of The Masters 100 Fund, a series of Marketocracy Funds, including the portfolio of investments, as of June 30, 2003, the related statements of operations for the year then ended and the changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Masters 100 Fund as of June 30, 2003, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                          TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
August 13, 2003

Trustees and Officers (Unaudited)
Information About Directors
The business and affairs of the Funds are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's trustees and officers and is available, without charge, upon request by calling 1-888-884-8482.

Independent Trustees


                                                         Principal              # of Funds in     Other
                                        Term of Office   Occupation(s)          Complex Over-     Director-
Name, Address           Position Held   and Length of    During Past            seen by Trustee   ships Held
and Age                 with the Fund    Time Served     Five Years             or Officer        by Trustee
--------------------------------------------------------------------------------------------------------------
Arthur L. Roth          Chairman and    Indefinite Term  Retired. Principal,        3             Not
26888 Almaden Court      Trustee        Since December   Arthur L. Roth &                         Applicable
Los Altos, CA 94022                     1997             Company
Age: 79                                                  Management
                                                         Consultation (1979-
                                                         1991)

William J. Scilacci     Trustee         Indefinite Term  Retired. President,        3             Director, Bank
26888 Almaden Court                     Since December   Bank of Santa Clara                      of Santa Clara
Los Altos, CA 94022                     1997             (1982-1993)                              (1973-2000)
Age: 80


Interested Trustees and Officers

                                                         Principal              # of Funds in     Other
                                        Term of Office   Occupation(s)          Complex Over-     Director-
Name, Address           Position Held   and Length of    During Past            seen by Trustee   ships Held
and Age                 with the Fund    Time Served     Five Years             or Officer        by Trustee
--------------------------------------------------------------------------------------------------------------
Kendrick W. Kam         Trustee,        Indefinite Term  CEO, Marketocracy, Inc.    3             Not
26888 Almaden Court     President and   Since December   (1999-Present); Vice                     Applicable
Los Altos, CA 94022     Treasurer       1997             President, Marketocracy
Age: 43                                                  Capital Management LLC
                                                         (2001-Present);
                                                         President, Marketocracy
                                                         Capital Management LLC
                                                         (2000-2001); President,
                                                         Ingenuity Capital
                                                         Management LLC (1999-
                                                         Present); President,
                                                         Interactive Research
                                                         Advisers, Inc. and co-
                                                         portfolio manager (1993
                                                         -1999)

Stuart R. Brunet        Vice            Indefinite Term  President, Marketocracy    3             Not
26888 Almaden Court     President       Since February   Capital Management LLC                   Applicable
Los Altos, CA 94022                     2001             (2001-Present); Vice
Age: 41                                                  President of Operations,
                                                         Ingenuity Capital
                                                         Management, LLC (2000-
                                                         Present); Sales Trader,
                                                         Preferred Capital
                                                         Markets (1993-2000)

Elaine E. Richards      Secretary       Indefinite Term  Vice President and         3             Not
615 East Michogan Street                December 1997    Legal Compliance                         Applicable
Milwaukee, WI 53202                                      Administrator, U.S.
Age: 35                                                  Bancorp Fund Services,
                                                         LLC (1998-Present);
                                                         Associate Attorney,
                                                         Reinhart, Boernet, Van
                                                         Deuren, Norris &
                                                         Rieselbach, S.C. (1995-
                                                         1998)


MASTERS 100 FUND


*****************
This report and the financial statements contained in it are provided for the general information of the shareholders of the Marketocracy Funds. To obtain a prospectus containing more complete information about the Funds, including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Date of first use: 8-25-03

********************************************************************************
                               MARKETOCRACY FUNDS
********************************************************************************
                                                              Investment Adviser
                                             Marketocracy Capital Management LLC
                                                             26888 Almaden Court
                                                             Los Altos, CA 94022

                                                    Transfer Agent/Administrator
                                                 U.S. Bancorp Fund Services, LLC
                                                                    P.O. Box 701
                                                        Milwaukee, WI 53201-0701
                                                      (Toll-Free) 1-888-884-8482

                                                                     Distributor
                                                   Rafferty Capital Markets, LLC
                                                     59 Hilton Avenue, Suite 101
                                                           Garden City, NY 11530


                                *****************
                               Marketocracy Funds


                                  Annual Report

                              TECHNOLOGY PLUS FUND

                                  June 30, 2003

                                *****************

LETTER FROM THE PRESIDENT

Dear Shareholders,

The end of this last fiscal year marked an important transition in the investment methodology of the Technology Plus Fund (the "Fund"). On June 20, 2003, the Trust's Board of Trustees unanimously approved a change in the investment policies of the Fund to permit its portfolio manager to also use the investment ideas, including the hypothetical investments and performances, from certain model portfolios on the Marketocracy Data Services LLC web site, Marketocracy.com(r).

The Board also unanimously approved the determination by Marketocracy Capital Management LLC, the Fund's investment adviser (the "Adviser"), to no longer delegate to Skye Investment Advisors, Inc. (the "Subadviser") a portion of the Adviser's portfolio management responsibilities for the Fund under the Investment Management and Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. The Board also unanimously approved my appointment as an additional portfolio manager of the Fund.

As a result of these approvals but subject to the effectiveness of the related amendment to the Trust's registration statement, the Adviser and I will be responsible for selecting the "long" positions of the Fund's portfolio, and the Subadviser and Paul L. McEntire, the Fund's current portfolio manager, will be responsible for selecting the "short" positions of the Fund's portfolio.

In addition, the Board unanimously approved, also subject to the effectiveness of the related amendment to the Trust's registration statement, a change to the Fund's investment policies making the use of Marketocracy.com portfolios research tool for the selecting the Fund's long positions a principal investment strategy of the Fund. These changes were motivated by the success of this research tool as used by the Masters 100 Fund.

Marketocracy's Performance Philosophy
Since its inception in November 2001(1), the Masters 100 Fund has demonstrated that actively selecting investment ideas based on the model portfolios of the m100(2), and replacing the model portfolios that make up the m100 based on merit, can deliver above-average results. As of June 30, 2003, the Masters 100 Fund was up 10.56% since inception while the S&P 500 Index was down 9.10% over the same period.

Above-market returns such as this are usually accompanied by above-market risks. But aggregating the investment ideas of the m100 yields a highly diversified portfolio. As of June 30, 2003, the Masters 100 Fund was composed of more than 1,000 stocks and had maintained a beta3 of 0.44 since inception, relative to the S&P 500 Index, which as the comparison index, is defined to have a beta of 1.0.

Select Investment Ideas Based On Merit...

Marketocracy Data Services LLC (MDS), which provides the m100 research to the Masters 100 Fund's investment adviser, Marketocracy Capital Management LLC
(MCM), currently considers both long-term and short-term performance about equally in selecting the model-portfolios that constitute the m100. This prevents model-portfolios with an excellent one-month return from making it into the m100 unless that portfolio also has an excellent long-term performance record. Those that pass this screen are then compared to a style-adjusted benchmark to screen out model-portfolios which, for example, may have performed well by investing in small-cap value stocks but that nevertheless failed to beat a reference small-cap value benchmark.

-----------------------------------
1.   The Masters 100 Fund's inception date was November 5, 2001.

2. The m100 group, upon which the Masters 100 Fund's portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals. Their performance records are based on the performance of a simulated stock portfolio on the web site www.marketocracy.com(r). Members of the m100 group are neither employees of the Fund or its adviser, Marketocracy Capital Management LLC.

3. A beta of 1.0 indicates a level of volatility that is equal to the comparison index, in this case the S&P 500 Index. A beta of less than 1.0 implies less volatility, and thus less risk, than the comparison index. A beta of greater than 1.0 implies greater risk than the comparison index.

....And Reevaluate Often

The market is almost never uniformly strong or weak. Because areas of strength and weakness are constantly changing, no investment style works all the time. Even skilled stock-pickers can under- perform for long periods of time when their investment style is out of favor. For this reason, MDS reevaluates the m100 each month so that the m100 model-portfolios that are not performing are replaced quickly.

To see where we are currently finding opportunities, visit our web site at funds.marketocracy.com.

Best regards,

/s/ Ken Kam
---------------------
Ken Kam
President
Marketocracy Funds

TECHNOLOGY PLUS FUND

Performance Summary

                                CUMULATIVE RETURNS           AVG ANNUAL RETURNS
(As of June 30, 2003)        3 MOS      YTD     INCEPT(1)   1 YEAR     INCEPT(1)
Technology Plus Fund        18.95%    11.53%   -3.83%        7.85%      -1.55%
MARKET INDICES
DJIA(2)                     13.11%     9.00%  -12.39%       -0.49%      -5.15%
S&P 500(3)                  15.39%    11.75%  -23.28%        0.25%     -10.04%
NASDAQ(4)                   21.11%    21.81%  -33.66%       11.44%     -15.13%

1.   The Technology Plus Fund's inception date is 12/29/00.

2. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks.

3. Standard & Poors 500 Index is comprised of 500 selected common stocks, most of which are listed on the NYSE.

4. NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small-Cap) stocks.

The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks out technology companies having superior growth potential, as well as over-valued technology stocks that the Fund can sell short. The Fund is subject to greater than average risks because of its concentration in technology-related companies generally and with respect to certain types of technology. Some of the special risks include substantial investments in technological research and development that may or may not be successful or potentially rapid obsolescence of products or technology. The Fund can also invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund's portfolio. The Fund may also engage in short-selling and invest in futures and options, and is thus subject to greater investment risks than mutual funds that do not engage in such strategies.

To   obtain   a   prospectus,    call   us   at   (888)   884-8482,   or   visit
funds.marketocracy.com to download a prospectus. Please read it carefully before you invest.

Distributor: Rafferty Capital Markets LLC
--------------------------------------------------------------------------------
Sign Up for Our Free Technology Plus Fund Tracker!

Updated  monthly,   this  free  report  details  the  Fund's  investing  trends, including:

* Fund performance
* Portfolio statistics
* Commentary

Visit http://funds.marketocracy.com/tpf/ and sign up today!
--------------------------------------------------------------------------------

Performance & Portfolio Discussion

Dear Shareholders,

Technology stocks rebounded during the second calendar quarter of 2003, and the Marketocracy Technology Plus Fund posted solid gains as well. For the quarter ended June 30, 2003, the Fund returned 18.95%, compared to an increase of 21.11% for the NASDAQ and a gain of 13.11% for the Dow Jones Industrial Average. For the six-month period, the Fund gained 11.53%, compared to increases of 21.81% and 9.00% for the NASDAQ and DJIA, respectively. For the year ended June 30, 2003, the Fund returned 7.85%, compared to a gain of 11.44% for the NASDAQ and a loss of 0.49% for the Dow Jones Industrial Average.

Since inception, the Fund is now down just 3.83%, versus a decline of more than 33% in the NASDAQ. Over this difficult period for the market, and for technology stocks in particular, the Fund's hedging ability helped preserve assets for our shareholders.

At quarter-end, the Fund was diversified in technology stocks across nine industries. The Fund's largest allocations were to Biotechnology, at 24.0% and Semiconductors, at 19.0%. The next largest allocation was to Application Software, at 9.6%. We remain enthusiastic about the application of technology to medical applications, and expect semiconductor companies to see a strong year in 2004.

One of the Fund's best performing holdings has been Vital Images (9.6% of total net assets as of 6/30/03), a company whose software produces remarkable two and three-dimensional images of veins, arteries, bones and other internal organs. The company's software takes the output of imaging hardware, such as an MRI scanner, and produces images that allow doctors to diagnose many types of diseases. Improving what can be done with scanners is great for patients because the scanners are quick and non-invasive.

Sincerely,
Paul McEntire
Portfolio Manager

TECHNOLOGY PLUS FUND

Fund Holdings by Industry* (Long Positions)
[PIE CHART]
Portfolio holdings subject to change
Semiconductors                         19.0%
Application Software                    9.6%
Info Tech Consulting                    3.0%
Electronic Equipment & Instruments      6.7%
Pharmaceutials                          9.8%
Industrial Conglomerates                4.2%
Health Care Service & Supplies         17.5%
Biotechnology                          24.0%
Cash                                    2.1%
Semiconductor Equipment                 4.1%

*    Percent of Net Assets (cash number net of receivables less payables)

Growth of $10,000
[LINE GRAPH]

                         Dow Jones
                        Industrial
     TPFQX                Average           S&P 500 Index           NASDAQ
-----------------   -------------------  -------------------  ------------------
29-Dec-00  10,000   29-Dec-00   10,000   29-Dec-00   10,000   29-Dec-00   10,000
31-Mar-01   8,900   31-Mar-01    9,196   31-Mar-01    8,817   31-Mar-01    7,454
30-Jun-01  10,530   30-Jun-01    9,815   30-Jun-01    9,333   30-Jun-01    8,765
30-Sep-01   7,510   30-Sep-01    8,308   30-Sep-01    7,963   30-Sep-01    6,083
31-Dec-01   9,596   31-Dec-01    9,455   31-Dec-01    8,813   31-Dec-01    7,922
31-Mar-02  10,022   31-Mar-02    9,856   31-Mar-02    8,837   31-Mar-02    7,502
30-Jun-02   8,907   30-Jun-02    8,804   30-Jun-02    7,654   30-Jun-02    5,953
30-Sep-02   7,375   30-Sep-02    7,268   30-Sep-02    6,334   30-Sep-02    4,774
31-Dec-02   8,622   31-Dec-02    8,039   31-Dec-02    6,869   31-Dec-02    5,446
31-Mar-03   8,084   31-Mar-03    7,746   31-Mar-03    6,653   31-Mar-03    5,477
30-Jun-03   9,616   30-Jun-03    8,762   30-Jun-03    7,676   30-Jun-03    6,634

FINANCIAL STATEMENTS

TECHNOLOGY PLUS FUND

Financial Statements as of June 30, 2003

* Portfolio of Investments
* Statement of Assets & Liabilities
* Statement of Operations
* Statements of Changes in Net Assets
* Financial Highlights
* Financial Notes
* Report of Independent Certified Public
Accountants
* Trustees & Officers

Portfolio of Investments
June 30, 2003
                                          Shares                Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%                                        $1,625,908
--------------------------------------------------------------------------------
(Cost $1,305,620)

APPLICATION SOFTWARE - 9.6%                                     159,906
                                                            -----------
Vital Images*                             8,700                 159,906

BIOTECHNOLOGY - 24.0%                                           398,340
                                                            -----------
Amgen*                                    1,100                  73,084
AtheroGenics*                             5,400                  80,622
Cepheid*                                 33,600                 165,984
Millennium Pharmaceuticals*               5,000                  78,650

ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.7%                       110,926
                                                            -----------
Genesis Microchip*                        3,400                  46,036
Western Digital*                          6,300                  64,890

HEALTH CARE SERVICE & SUPPLIES - 17.5%                          291,192
                                                            -----------
Cytyc*                                    5,700                  59,964
HCA                                       2,200                  70,488
PolyMedica                                2,000                  91,580
TLC Vision*                              14,000                  69,160

INDUSTRIAL CONGLOMERATES - 4.2%                                  68,964
Raytheon                                  2,100                  68,964

INFORMATION TECHNOLOGY CONSULTING - 3.0%                         49,793
                                                            -----------
EPIQ Systems*                             2,900                  49,793

PHARMACEUTICALS - 9.8%                                          162,183
                                                            -----------
Mylan Laboratories                        2,500                  86,925
SICOR*                                    3,700                  75,258

SEMICONDUCTORS - 19.0%                                          316,224
                                                            -----------
Integrated Circuit Systems*               2,400                  75,432
Linear Technology                         2,600                  83,746
National Semiconductor*                   3,600                  70,992
Xilinx*                                   3,400                  86,054

SEMICONDUCTOR EQUIPMENT - 4.1%                                   68,380
                                                            -----------
Maxim Integrated Products                 2,000                  68,380

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 9.0%                 Par Value               148,957
--------------------------------------------------------------------------------
U.S. BANCORP DEMAND NOTE                $148,957                148,957
(Cost $148,957)

TOTAL INVESTMENT SECURITIES - 106.9%                          1,774,865
(Cost $1,454,577)

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%                 (114,044)
                                                            -----------
NET ASSETS - 100.0%                                          $1,660,821
                                                            ===========

* Non-income producing

See accompanying notes to the financial statements.


Schedule of Call Options Written
June 30, 2003

--------------------------------------------------------------------------------
                                                            Shares
                                Expiration   Exercise   Subject to
Security Description                  Date      Price         Call        Value
--------------------------------------------------------------------------------
Genesis Microchip               Sep-03          15.00        900        $ 3,240
Linear Technology               Aug-03          32.50      2,300          4,140
Maxim Integrated Products       Jan-04          40.00        900          2,160
Maxim Integrated Products       Aug-03          35.00        900          2,070
National Semiconductor          Aug-03          17.50      1,800          4,950
National Semiconductor          Nov-03          20.00      1,800          4,320
Xilinx                          Jan-04          30.00      3,000          4,650
Total (premiums received $36,136) (Note 6)                              $25,530

See accompanying notes to the financial statements.

Schedule of Securities Sold Short
June 30, 2003

--------------------------------------------------------------------------------
Security Description                                    Shares          Value
--------------------------------------------------------------------------------

Applied Materials                                      3,200          $ 50,752
AstraZeneca                                            1,200            48,924
Biovail                                                1,100            51,766
Cablevision Systems - Class A                          2,300            47,748
Cardinal Health                                          700            45,010
CSG Systems International                              3,500            49,455
IMPATH                                                 3,400            48,076
J.D. Edwards                                           3,500            50,155
NVIDIA                                                 2,200            50,622
Siebel Systems                                         4,700            44,838
ValueVision Media                                      3,900            53,157
WebMD                                                  4,600            49,818
Yahoo!                                                 1,500            49,140
--------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds $565,131)                        $639,461
--------------------------------------------------------------------------------

See accompanying notes to the financial statements.


TECHNOLOGY PLUS FUND

Statement of Assets and Liabilities
June 30, 2003


ASSETS
Investment securities:
        At acquisition cost                                     $1,454,577
                                                               -----------
        At market value (Note 2)                                $1,774,865
        Cash                                                           125
Deposit with brokers for securities sold short                     543,200
Receivable for capital shares sold                                  13,480
Interest and dividends receivable                                      115
                                                               -----------
        TOTAL ASSETS                                             2,331,785
                                                               -----------

LIABILITIES
Securities sold short:
        Proceeds                                                   565,131
                                                               -----------
        At market value                                            639,461
        Written options, at value (premiums received $36,126)       25,530
Payable for capital shares redeemed                                  3,318
Accrued expenses and other liabilities                               2,655
                                                               -----------
        TOTAL LIABILITIES                                          670,964
                                                               -----------
NET ASSETS                                                      $1,660,821
                                                               -----------

Net assets consist of:
Paid in capital                                                 $1,775,667
Accumulated net realized loss from security transactions          (371,400)
Net unrealized appreciation of investments                         256,554
                                                               -----------
Net assets                                                      $1,660,821
                                                               -----------

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)                         175,258
                                                               -----------
Net asset value, offering price and redemption
price per share (Note 2)                                             $9.48
                                                               -----------


See accompanying notes to the financial statements.

Statement of Operations
Year Ended June 30, 2003


INVESTMENT INCOME
Interest                                                              $ 14
Dividends                                                            3,082
                                                               -----------
TOTAL INVESTMENT INCOME                                              3,096
                                                               -----------

EXPENSES
Investment advisory fees (Note 4)                                   20,320
Administrative fees (Note 4)                                         6,096
Dividends on securities sold short                                     377
                                                               -----------
TOTAL EXPENSES                                                      26,793
                                                               -----------

NET INVESTMENT LOSS                                                (23,697)
                                                               -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS
Net realized losses from:
        Long transactions                                         (156,156)
        Short transactions                                         (70,903)
Net change in unrealized appreciation (depreciation) of:
        Investments                                                517,997
        Short positions                                           (192,449)
        Options                                                     10,596
                                                               -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                   109,085
                                                               -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $85,388
                                                               -----------

See accompanying notes to the financial statements.


TECHNOLOGY PLUS FUND

Statements of Changes in Net Assets
For the Years Ended June 30, 2003 and June 30, 2002


                                                        Year          Year
                                                        Ended         Ended
                                                        6/30/03       06/30/02
FROM OPERATIONS:
   Net investment loss                                  $(23,697)     $(12,648)
   Net realized loss from investments sold and
   securities sold short                                (227,059)     (144,341)
   Net change in unrealized appreciation
   (depreciation) on investments, short positions
   and options                                           336,144       (42,087)
                                                      ----------    ----------
   Net increase (decrease) in net assets resulting from
   operations                                             85,388      (199,076)
                                                      ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                -             -
   From realized gains                                       -          (7,123)
                                                      ----------    ----------
Decrease in net assets from distributions to
shareholders                                                 -          (7,123)
                                                      ----------    ----------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                           2,378,890     1,779,562
   Net asset value of shares issued to shareholders
   in reinvestment of distributions                          -           6,928
   Payments of shares redeemed                        (2,011,456)     (754,790)
                                                      ----------    ----------
Net increase in net assets from capital share
transactions                                             367,434     1,031,700
                                                      ----------    ----------
TOTAL INCREASE IN NET ASSETS                             452,822       825,501

NET ASSETS:
   Beginning of year                                   1,207,999       382,498
                                                      ----------    ----------
   End of year                                        $1,660,821    $1,207,999
                                                      ==========    ==========

Capital Share Activity
Shares sold                                              283,320       184,317
Shares issued in reinvestment of distributions to
shareholders                                                 -             729
Shares redeemed                                         (245,455)      (83,992)
                                                      ----------    ----------
Net increase in shares outstanding                        37,865       101,054
Shares outstanding, beginning of year                    137,393        36,339
                                                      ----------    ----------
Shares outstanding, end of year                          175,258       137,393
                                                      ==========    ==========


              See accompanying notes to the financial statements.

Financial Highlights
Selected Per Share Data and Ratios For a Share of Capital Stock
Outstanding Throughout Each Period


                                        Year            Year       Period
                                        Ended           Ended      Ended
                                        6/30/03         6/30/02    6/30/01(a)

Net asset value at beginning of
period                                  $8.79           $10.53       $10.00
                                      ---------------------------------------
Income from Investment Operations:
   Net investment loss                  (0.14)           (0.09)       (0.04)
   Net realized and unrealized
   gain (loss) on investments            0.83            (1.51)        0.57
                                      ---------------------------------------
Total from investment operations         0.69            (1.60)        0.53
                                      ---------------------------------------
Less distributions from:
   Realized gains                          -             (0.14)         -
                                      ---------------------------------------
Total distributions                        -             (0.14)         -
                                      ---------------------------------------
Net asset value at end of period        $9.48            $8.79       $10.53
                                      =======================================

Total Return                             7.85%          (15.32)%       5.30%(b)
                                      =======================================
Net assets at end of period (millions)  $1.7             $1.2         $0.4

Ratio of expenses to average net
assets:                                  1.95%(d)         1.95%        1.95%(c)
Ratio of net investment loss to
average net assets:                     (1.75)%          (1.77)%      (0.77)%(c)
Portfolio turnover rate                   289%             77%         25%(b)

(a) Represents the period from the commencement of operations (December 29, 2000) through June 30, 2001.
(b)  Not annualized.
(c)  Annualized.
(d) The ratio of expenses to average net assets excluded dividends on short positions. The ratio including dividends on short positions for the year ended June 30, 2003 was 1.98%.

See accompanying notes to the financial statements.

TECHNOLOGY PLUS FUND
NOTES TO THE FINANCIAL STATEMENTS
- June 30, 2003

1.   Organization

The Technology Plus Fund (the "Fund") is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999. The Technology Plus Fund commenced operations on December 29, 2000. The objective of the Fund is as follows:

The Technology Plus Fund seeks capital appreciation by investing in common stocks of technology-related companies of any size, primarily in the U.S. As an added "plus", the Fund may sell securities short to reduce market risks and improve long term returns.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation
Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the average of the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share Valuation
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes
The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2003, the Fund realized capital losses of $120,374 during the period from November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004. At June 30, 2003, the Fund has a capital loss carryover of $236,673, of which $40,131 expires in 2010 and $196,542 expires in 2011, which may be used to offset future capital gains.

Options Transactions
When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Technology Plus Fund is required by the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. For the year ended June 30, 2003, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $959,269 and $1,069,337, respectively.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Reclassification of Capital Accounts
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2003, the Fund decreased paid-in capital and increased accumulated net investment loss by $23,697. As a result of a net operating loss, net assets were not affected by this charge.

3.   Investment Transactions

The  aggregate   purchases  and  sales  of  securities   (excluding   short-term
investments and short positions) for the year ended June 30, 2003 are summarized below:

Purchases                       $3,943,030
Sales                           $3,709,736

There were no purchases or sales of long-term U.S. Government securities. At June 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


Unrealized appreciation                        $314,337
Unrealized depreciation                          (8,402)
                                              ---------
Net unrealized appreciation on investments     $305,935
                                              ---------

At June 30, 2003, the cost of investments for federal income tax purposes, excluding short positions, was $1,468,930. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

4.   Investment Advisory and Administration Agreements

Advisory Fees - The investment adviser for the Fund is Marketocracy Capital Management LLC ("MCM" or the "Adviser"). The Fund's investments are managed by the Adviser pursuant to the terms of the respective Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of investments and provides persons satisfactory to the Trust's Board of Trustees to be responsible for the overall management and administration of the Fund, subject to the supervision of the Trust's Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust's Trustees, officers and employees, (2) compensation of the Adviser's personnel and payment of other expenses in connection with the provision of portfolio management services under the Fund's Advisory Agreement, and (3) expenses of printing and distributing the Fund's Prospectus and sales and advertising materials to prospective clients.

For the services provided by the Adviser under the Advisory Agreement, the Adviser received from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund's average daily net assets. The Advisory Agreements require the Adviser to waive its management fees and, if necessary, reimburse expenses of a Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. From the management fees received, MCM pays the subadviser to the Technology Plus Fund, Skye Investment Advisors LLC.

Administration Fees - The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the "Administration Agreement"). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreements, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. MCM has also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the Fund's average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

MCM has retained U.S. Bancorp Fund Services, LLC (the "Transfer Agent") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent's fees for these services.

5.   Distributions to Shareholders

The tax character of the distributions paid for the fiscal years ended 2003 and 2002 were as follows:

Distributions paid from:                2003            2002
                                    --------------------------
Ordinary Income                         -              $7,123
Long-Term Capital Gain                  -                 -
                                    --------------------------
                                        -              $7,123
                                    ==========================

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward               $(236,673)
Unrealized appreciation                   121,827
                                       ----------
                                        $(114,846)
                                       ==========

6.   Options

Transactions in options written for the year ended June 30, 2003, were as follows:

                                        Number of       Premiums
Call Options Written                    Contracts       Received
--------------------------------------------------------------------
Options outstanding at June 30, 2002        -              $ -
Opened                                  16,100          40,945
Expired                                     -                -
Exercised                              (2,700)          (4,819)
Closed                                      -                -
--------------------------------------------------------------------
Options outstanding at June 30, 2003   13,400         $ 36,126
--------------------------------------------------------------------

TECHNOLOGY PLUS FUND
Report of Independent Certified Public
Accountants

To the Shareholders and Board of Trustees
Marketocracy Funds
Los Altos, California


We have audited the accompanying statements of assets and liabilities of the Technology Plus Fund, a series of Marketocracy Funds, including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Technology Plus Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
August 13, 2003

Trustees and Officers (Unaudited)

Information About Directors
The business and affairs of the Funds are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's trustees and officers and is available, without charge, upon request by calling 1-888-884-8482.

Independent Trustees


                                                         Principal              # of Funds in     Other
                                        Term of Office   Occupation(s)          Complex Over-     Director-
Name, Address           Position Held   and Length of    During Past            seen by Trustee   ships Held
and Age                 with the Fund    Time Served     Five Years             or Officer        by Trustee
--------------------------------------------------------------------------------------------------------------
Arthur L. Roth          Chairman and    Indefinite Term  Retired. Principal,        3             Not
26888 Almaden Court      Trustee        Since December   Arthur L. Roth &                         Applicable
Los Altos, CA 94022                     1997             Company
Age: 79                                                  Management
                                                         Consultation (1979-
                                                         1991)

William J. Scilacci     Trustee         Indefinite Term  Retired. President,        3             Director, Bank
26888 Almaden Court                     Since December   Bank of Santa Clara                      of Santa Clara
Los Altos, CA 94022                     1997             (1982-1993)                              (1973-2000)
Age: 80


Interested Trustees and Officers

                                                         Principal              # of Funds in     Other
                                        Term of Office   Occupation(s)          Complex Over-     Director-
Name, Address           Position Held   and Length of    During Past            seen by Trustee   ships Held
and Age                 with the Fund    Time Served     Five Years             or Officer        by Trustee
--------------------------------------------------------------------------------------------------------------
Kendrick W. Kam         Trustee,        Indefinite Term  CEO, Marketocracy, Inc.    3             Not
26888 Almaden Court     President and   Since December   (1999-Present); Vice                     Applicable
Los Altos, CA 94022     Treasurer       1997             President, Marketocracy
Age: 43                                                  Capital Management LLC
                                                         (2001-Present);
                                                         President, Marketocracy
                                                         Capital Management LLC
                                                         (2000-2001); President,
                                                         Ingenuity Capital
                                                         Management LLC (1999-
                                                         Present); President,
                                                         Interactive Research
                                                         Advisers, Inc. and co-
                                                         portfolio manager (1993
                                                         -1999)

Stuart R. Brunet        Vice            Indefinite Term  President, Marketocracy    3             Not
26888 Almaden Court     President       Since February   Capital Management LLC                   Applicable
Los Altos, CA 94022                     2001             (2001-Present); Vice
Age: 41                                                  President of Operations,
                                                         Ingenuity Capital
                                                         Management, LLC (2000-
                                                         Present); Sales Trader,
                                                         Preferred Capital
                                                         Markets (1993-2000)

Elaine E. Richards      Secretary       Indefinite Term  Vice President and         3             Not
615 East Michogan Street                December 1997    Legal Compliance                         Applicable
Milwaukee, WI 53202                                      Administrator, U.S.
Age: 35                                                  Bancorp Fund Services,
                                                         LLC (1998-Present);
                                                         Associate Attorney,
                                                         Reinhart, Boernet, Van
                                                         Deuren, Norris &
                                                         Rieselbach, S.C. (1995-
                                                         1998)


TECHNOLOGY PLUS FUND

This report and the financial statements contained in it are provided for the general information of the shareholders of the Marketocracy Funds. To obtain a prospectus containing more complete information about the Funds, including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com. Please read it carefully before you invest or send money.

                                                      Date of first use: 8-25-03

********************************************************************************
                               MARKETOCRACY FUNDS
********************************************************************************
                                                              Investment Adviser
                                            Marketocracy Capital Management, LLC
                                                             26888 Almaden Court
                                                             Los Altos, CA 94022

                                                                     Sub-Adviser
                                                   Skye Investment Advisors, LLC
                                                             2825 El Camino Real
                                                          Redwood City, CA 94061

                                                    Transfer Agent/Administrator
                                                 U.S. Bancorp Fund Services, LLC
                                                                    P.O. Box 701
                                                        Milwaukee, WI 53201-0701
                                                      (Toll-Free) 1-888-884-8482

                                                                     Distributor
                                                   Rafferty Capital Markets, LLC
                                                     59 Hilton Avenue, Suite 101
                                                           Garden City, NY 11530



Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.

Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports filed for periods ending before July 15, 2003.


(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Marketocracy Funds

         By (Signature and Title)/s/ Kendrick W. Kam
                                --------------------------------
                                     Kendrick W. Kam, President and Treasurer

         Date   8/21/03
                ----------------------------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Kendrick W. Kam
                                 ----------------------------------
                                      Kendrick W. Kam, President and Treasurer

         Date 8/21/03
              -------